UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:    BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Liquidity Funds

„   Federal Trust Fund

„   FedFund

„   TempCash

„   TempFund

„   T-Fund

„   Treasury Trust Fund

„   MuniCash

„   MuniFund

„   California Money Fund

„   New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Shareholder Letter

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets – driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth – combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the six-month period ended April 30, 2014

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% during the six-month period ended April 30, 2014. During this period, the FOMC announced two significant but widely expected policy changes. First, after buying securities at a pace of $85 billion per month over the previous year, the FOMC altered course in December 2013. Citing the “cumulative progress toward maximum employment and the improvement in the outlook for labor market conditions,” the FOMC announced it would begin reducing the pace of its monthly purchases by $10 billion to a rate of $75 billion per month, beginning in January 2014. The FOMC held to this new course in 2014, paring its monthly purchases by an additional $10 billion at each of its regular meetings in January, March and April; reducing the total amount purchased to $45 billion per month as of period end. Second, the FOMC altered its forward guidance on when it would consider an increase in interest rates by removing the unemployment rate and inflation thresholds. The FOMC will now favor a more holistic approach, using a range of economic data including labor market, inflation and financial market indicators. In a change of leadership, Janet L. Yellen replaced Ben Bernanke as the Chair of the Board of Governors of the U.S. Federal Reserve in February. Yellen, who acted as vice chair under Bernanke, is expected to follow his approach of maintaining low short-term rates while continuing to reduce the FOMC’s monthly bond purchases at a measured pace.

In Europe, sub-par growth and a weak inflation environment compelled policymakers to maintain accommodative monetary policy throughout the period. Ongoing efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At the same time, inflation measures drifted lower, falling to 0.7% in October, less than half the ECB’s target rate. These conditions prompted the ECB to cut its main refinancing rate to 0.25% from 0.50% in November. Since then, ECB President Mario Draghi has repeatedly suggested that the central bank is ready to act aggressively if needed; thus far, however, the ECB has refrained from taking any further actions to stimulate the eurozone economy.

Late in the third quarter, the Fed introduced a fixed-rate reverse repurchase agreement (“repo”) facility in which select counterparties can lend U.S. dollars overnight to the Fed. Over the following months, the Fed increased the maximum bid per counterparty from the initial amount of $500 million to $10 billion and increased the offered rate from 0.01% to 0.05%. Usage of this facility increased gradually to an average of $118 billion per day during the month of April 2014.

London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures, coupled with decreasing supply in the money market space. Benchmark three-month LIBOR fell by 0.03% to end the period at 0.22% – a historic low as commercial banks extended borrowings to longer maturity dates and shifted funding needs away from the short-term wholesale markets. Other short-term rates, including U.S. Treasury bills, fell near their all-time lows over the period as demand continued to outweigh supply. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the U.S. Treasury cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) – the first new structure issued in almost 17 years. FRN issuance totaled $41 billion in the first quarter of 2014. Much of the void resulting from the decline in supply has been filled with utilization of the Fed’s fixed-rate reverse repo facility, which has proven very popular with dealers, particularly at calendar quarter-ends. A fully operational facility is expected to figure prominently in eventual decisions by policymakers to raise interest rates.

In the short-term tax-exempt market, conditions have remained stable. During the six-month period, the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt variable rate demand notes (“VRDNs”) (as calculated by Municipal Market Data) ranged between a high of 0.12% and an all-time low of 0.03%, averaging just 0.06% for the period. The sustained downward pressure on SIFMA Index levels is a reflection of the increasing prevalence of non-traditional buyers in the market and the continued demand by money market funds which saw a stabilization in assets over the past two years.

Despite the change in leadership at the Fed, monetary policy has continued to be accommodative and rates on taxable overnight repos have remained low by historical measures. Given the low levels on taxable repos, tax-exempt VRDNs remain attractive as an alternative investment for taxable money funds. This cross-over demand from taxable money funds, coupled with the natural demand from tax-exempt money funds, has placed undue pressure on VRDN yields as evidenced by the prolonged low levels of the SIFMA Index.

April 15th ushered in tax season, during which tax-exempt money funds typically experience large outflows due to shareholders redeeming shares to pay their federal and state income tax bills. Tax season rolls into “note season” in June, when municipalities typically issue one-year tax and revenue anticipation notes. Given continued austerity measures at state and local municipalities, spending has been limited as well as the need for debt issuance. As such, supply of new-issue, one-year fixed-rate notes has diminished. Generally speaking, municipal money market funds tend to take advantage of note season to extend their weighted average maturity, pick up yield and diversify beyond bank exposure in the form of credit enhancement. This year, we expect investor demand for one-year notes will be stronger than in previous years.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Fund Information as of April 30, 2014

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

U.S. Government Sponsored Agency Obligations	82%
U.S. Treasury Obligations	23
Liabilities in Excess of Other Assets	(5)

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Cash Reserve	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	51%
U.S. Government Sponsored Agency Obligations	48
U.S. Treasury Obligations	1

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.05%	0.05%
Dollar	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	36%
Commercial Paper	34
Repurchase Agreements	15
Time Deposits	7
Municipal Bonds	5
U.S. Treasury Obligations	2
Closed-End Investment Companies	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	5

Fund Information (continued) as of April 30, 2014

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.03%	0.03%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Cash Reserve	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Certificates of Deposit	40%
Commercial Paper	32
Time Deposits	12
Repurchase Agreements	11
U.S. Treasury Obligations	2
Municipal Bonds	1
Corporate Notes	1
Other Assets Less Liabilities	1

Total	100%

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Repurchase Agreements	62%
U.S. Treasury Obligations	34
Other Assets Less Liabilities	4

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.00%	0.00%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

U.S. Treasury Obligations	117%
Liabilities in Excess of Other Assets	(17)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Fund Information (continued) as of April 30, 2014

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.04%	0.04%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	70%
Municipal Bonds	25
Commercial Paper	7
Liabilities in Excess of Other Assets	(2)

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.02%	0.02%
Dollar	0.02%	0.02%
Cash Management	0.02%	0.02%
Administration	0.02%	0.02%
Select	0.02%	0.02%
Private Client	0.02%	0.02%
Premier	0.02%	0.02%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	77%
Municipal Bonds	15
Commercial Paper	7
Municipal Put Bonds	1

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Dollar	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	61%
Municipal Bonds	25
Commercial Paper	10
Municipal Put Bonds	4

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	7

Fund Information (concluded) as of April 30, 2014

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield

Institutional	0.01%	0.01%
Cash Management	0.01%	0.01%
Administration	0.01%	0.01%
Select	0.01%	0.01%
Private Client	0.01%	0.01%
Premier	0.01%	0.01%

Portfolio Composition	Percent of Net Assets

Variable Rate Demand Notes	85%
Municipal Bonds	15

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Dollar	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Administration	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.40	$0.40	0.08%

FedFund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Dollar	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Cash Management	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Cash Reserve	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Select	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Private Client	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Premier	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

TempCash
Institutional	$1,000.00	$1,000.30	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Dollar	$1,000.00	$1,000.20	$1.09	$1,000.00	$1,023.70	$1.10	0.22%

TempFund
Institutional	$1,000.00	$1,000.20	$0.84	$1,000.00	$1,023.95	$0.85	0.17%
Dollar	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Cash Management	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Cash Reserve	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Administration	$1,000.00	$1,000.20	$0.89	$1,000.00	$1,023.90	$0.90	0.18%
Select	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Private Client	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%
Premier	$1,000.00	$1,000.10	$0.94	$1,000.00	$1,023.85	$0.95	0.19%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	9

Expense Examples (concluded)
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[2]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Dollar	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Cash Management	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Administration	$1,000.00	$1,000.10	$—	$1,000.00	$1,024.79	$—	0.00%
Select	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%
Premier	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.50	$0.30	0.06%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Dollar	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Cash Management	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%
Administration	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.55	$0.25	0.05%

MuniCash
Institutional	$1,000.00	$1,000.10	$0.79	$1,000.00	$1,024.00	$0.80	0.16%
Dollar	$1,000.00	$1,000.10	$0.79	$1,000.00	$1,024.00	$0.80	0.16%

MuniFund
Institutional	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Dollar	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Cash Management	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Administration	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Select	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Private Client	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Premier	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

California Money Fund
Institutional	$1,000.00	$1,000.20	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Dollar	$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Administration	$1,000.00	$1,000.20	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Select	$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Private Client	$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Premier	$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

New York Money Fund
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Cash Management	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Administration	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Select	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Private Client	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%
Premier	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.35	$0.45	0.09%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
0.16%, 6/11/14	$2,500	$2,500,106
0.17%, 9/17/14	1,530	1,529,928
1.63%, 11/19/14	400	403,310
0.28%, 12/11/14	3,282	3,285,174
Federal Farm Credit Bank Discount Notes: (a)
0.05%, 5/06/14	15,000	14,999,896
0.04%, 5/08/14	2,791	2,790,978
0.12%, 5/28/14	20,000	19,998,200
0.07%, 6/02/14	10,000	9,999,378
0.15%, 8/04/14	2,000	1,999,208
0.08%, 9/25/14	4,350	4,348,579
0.13%, 4/06/15	2,000	1,997,544
Federal Farm Credit Bank Variable Rate Notes: (b)
0.11%, 5/09/14	2,000	1,999,994
0.13%, 8/15/14	1,000	1,000,091
0.18%, 2/13/15	2,400	2,401,162
0.15%, 2/26/16	2,660	2,659,879
Federal Home Loan Bank Bonds:
0.18%, 7/18/14	3,000	2,999,929
0.13%, 7/29/14	375	374,955
0.10%, 8/06/14	1,620	1,619,932
0.16%, 10/10/14	1,500	1,499,917
0.08%, 10/23/14	1,200	1,199,963
0.08%, 10/24/14	1,200	1,199,963
0.13%, 4/02/15	985	984,618
Federal Home Loan Bank Discount Notes: (a)
0.11%, 5/09/14	1,100	1,099,974
0.05%, 5/19/14	2,194	2,193,945
0.08%, 6/06/14	4,250	4,249,673
0.11%, 6/24/14	983	982,845
0.11%, 8/12/14	2,500	2,499,213
0.14%, 9/17/14	3,000	2,998,378

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.13%, 3/25/15	$1,500	$1,498,223
Federal Home Loan Bank Variable Rate Notes: (b)
0.09%, 6/06/14	5,000	5,000,000
0.12%, 6/26/14	1,500	1,500,007
0.10%, 7/02/14	2,000	1,999,896
0.09%, 8/21/14	11,000	11,000,000
0.08%, 8/22/14	5,000	4,999,544
0.09%, 9/02/14	3,000	2,999,949
0.10%, 12/19/14	2,500	2,499,839
0.10%, 3/20/15	15,000	14,999,402
0.14%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.04%, 5/15/14	30,000	29,999,537
0.06%, 7/10/14	25,000	24,997,326
Total U.S. Government Sponsored Agency Obligations — 81.7%		200,310,455

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.00% - 0.02%, 5/01/14	10,511	10,511,000
0.06%, 5/08/14	199	198,998
0.04%, 5/22/14	1,206	1,205,975
0.01% - 0.05%, 5/29/14	12,935	12,934,839
0.05%, 6/19/14	22,279	22,277,601
0.03%, 7/10/14	1,838	1,837,893
0.09%, 9/11/14	7,000	6,997,737
Total U.S. Treasury Obligations — 22.8%		55,964,043
Total Investments (Cost $256,274,498*) — 104.5%		256,274,498
Liabilities in Excess of Other Assets — (4.5)%		(10,981,968)

Net Assets — 100.0%		$245,292,530

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	SPEARS	Short Puttable Exempt
	Corp.	HFA	Housing Finance Agency		Bonds		Adjustable Receipts
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
	(subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
GO	General Obligation Bonds				Agreement

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	11

Schedule of Investments (concluded)	Federal Trust Fund

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$256,274,498	—	$256,274,498

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $2,133 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Bonds, 0.88%, 8/28/14	$35,737	$35,825,157
Fannie Mae Discount Notes: (a)
0.12%, 5/28/14	145,762	145,748,881
0.10%, 6/02/14	131,910	131,898,275
0.13%, 6/11/14	70,000	69,989,636
0.13%, 6/18/14	200,000	199,965,600
0.09%, 7/09/14	43,030	43,022,247
0.13%, 7/21/14	75,000	74,978,063
0.07%, 10/01/14	25,000	24,992,563
0.07%, 10/08/14	25,000	24,992,222
0.07%, 10/27/14	87,420	87,389,573
0.08%, 11/03/14	87,420	87,386,125
0.08%, 11/03/14	87,420	87,386,125
0.16%, 11/17/14	173,000	172,846,222
Fannie Mae Variable Rate Notes: (b)
0.12%, 2/27/15	97,500	97,479,715
0.12%, 8/05/15	89,000	88,977,153
Federal Farm Credit Bank Bonds:
0.17%, 9/17/14	85,440	85,435,966
0.16%, 2/05/15	44,000	43,999,212
Federal Farm Credit Bank Discount Notes: (a)
0.15%, 8/04/14	17,000	16,993,271
0.15%, 9/12/14	44,508	44,483,150
0.15%, 10/07/14	43,200	43,171,380
0.16%, 10/27/14	44,520	44,484,582
0.12%, 12/22/14	43,661	43,626,799
0.13%, 4/06/15	13,000	12,984,039
Federal Farm Credit Bank Variable Rate Notes: (b)
0.10%, 5/05/14	50,000	49,999,887
0.11%, 5/09/14	148,000	147,999,519
0.18%, 9/29/14	61,875	61,884,714
0.10%, 4/06/15	16,125	16,125,123
0.18%, 6/26/15	67,000	67,059,344
0.15%, 2/26/16	130,776	130,770,074
Federal Home Loan Bank Bonds:
0.12%, 6/09/14	68,000	67,998,799
0.18%, 7/18/14	83,000	82,998,049
0.13%, 7/29/14	21,340	21,337,427
0.10%, 8/06/14	86,150	86,146,392
0.16%, 10/10/14	65,100	65,096,415
0.08%, 10/23/14	43,800	43,798,657
0.08%, 10/24/14	35,800	35,798,896
0.13%, 1/23/15	14,845	14,840,989
0.13%, 2/03/15	29,335	29,326,678
0.17%, 2/12/15	55,000	55,003,328
0.13%, 4/02/15	142,000	141,946,970
Federal Home Loan Bank Discount Notes: (a)
0.08%, 5/16/14	80,000	79,997,333
0.07%, 5/21/14	11,000	10,999,572
0.12%, 5/21/14	90,800	90,794,048
0.07%, 5/23/14	12,000	11,999,494
0.08%, 6/06/14	67,210	67,204,825
0.14%, 6/18/14	194,100	194,064,794
0.14%, 6/20/14	89,000	88,982,694
0.10%, 7/02/14	45,000	44,992,250
0.18%, 7/15/14	44,300	44,283,849
0.10%, 7/16/14	133,900	133,871,732
0.13%, 8/08/14	47,000	46,983,198
0.08%, 10/22/14	37,600	37,585,643
0.13%, 11/14/14	22,035	22,019,325
0.11%, 2/06/15	50,000	49,959,021
0.13%, 3/25/15	86,300	86,197,782
Federal Home Loan Bank Variable Rate Notes: (b)
0.09%, 5/09/14	126,000	125,999,927

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b) (concluded)
0.09%, 6/06/14	$300,000	$300,000,000
0.12%, 6/17/14	100,000	99,997,375
0.12%, 6/26/14	163,500	163,500,749
0.10%, 7/02/14	98,000	97,994,918
0.08%, 8/22/14	65,000	64,994,077
0.10%, 12/19/14	34,100	34,097,807
0.10%, 4/02/15	89,000	88,997,926
0.14%, 7/16/15	122,000	122,000,000
0.13%, 11/25/15	76,320	76,307,871
0.14%, 12/11/15	91,000	90,985,029
Freddie Mac Bonds, 1.00%, 8/27/14	228,393	229,048,960
Freddie Mac Discount Notes: (a)
0.11%, 5/16/14	90,000	89,995,875
0.12%, 5/27/14	37,543	37,539,746
0.13%, 6/16/14	25,000	24,995,879
0.10%, 6/23/14	16,000	15,997,643
0.13%, 6/23/14	86,400	86,383,464
0.12%, 6/30/14	85,000	84,982,433
0.12%, 7/07/14	88,480	88,461,063
0.08%, 7/14/14	88,740	88,725,225
0.13%, 8/05/14	145,000	144,949,733
0.07%, 10/06/14	13,400	13,395,883
0.07%, 10/14/14	22,305	22,297,800
0.15%, 10/20/14	132,750	132,652,326
0.10%, 10/28/14	55,000	54,972,500
0.15%, 11/04/14	44,045	44,010,682
0.13%, 11/17/14	10,000	9,992,778
0.12%, 1/16/15	130,822	130,708,621
0.14%, 1/26/15	50,000	49,947,500
Freddie Mac Variable Rate Notes: (b)
0.13%, 10/16/15	53,900	53,900,000
0.14%, 11/25/15	135,000	135,000,000
Total U.S. Government Sponsored Agency Obligations — 48.0%		6,638,956,567

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	75,000	74,909,000
U.S. Treasury Notes, 0.25%, 1/31/15	71,318	71,378,060
Total U.S. Treasury Obligations — 1.1%		146,287,060

Repurchase Agreements
Bank of Nova Scotia, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $5,000,007, collateralized by U.S. Treasury Notes, 0.25% to 2.50% due from 3/31/15 to 12/31/19, aggregate original par and fair value of $5,114,400 and $5,100,025, respectively)	5,000	5,000,000
Total Value of Bank of Nova Scotia (collateral value of $5,100,025)		5,000,000
Barclays Capital, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $161,000,224, collateralized by U.S. Treasury Note, 2.63% due at 11/15/20, aggregate original par and fair value of $157,950,500 and $164,220,075, respectively)	161,000	161,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	13

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $50,000,069, collateralized by U.S. Treasury Bills, 0.00% due from 9/04/14 to 2/05/15, aggregate original par and fair value of $51,006,300 and $51,000,086, respectively)	$50,000	$50,000,000
Total Value of Barclays Capital, Inc. (collateral value of $215,220,161)		211,000,000
BNP Paribas Securities Corp., 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $241,000,402, collateralized by various U.S. government sponsored agency obligations, 1.99% to 3.21% due from 1/01/41 to 5/01/44, aggregate original par and fair value of $367,155,265 and $248,230,000, respectively)	241,000	241,000,000
BNP Paribas Securities Corp., 0.06%, 5/07/14 (c) (Purchased on 4/04/14 to be repurchased at $438,068,620, collateralized by various U.S. Treasury obligations, 0.13% to 1.88% due from 7/15/15 to 7/15/22, aggregate original par and fair value of $423,625,440 and $446,760,027, respectively)	438,000	438,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $694,990,027)		679,000,000
Credit Suisse Securities (USA) LLC, 0.35%, 5/20/14 (Purchased on 2/20/14 to be repurchased at $225,194,688, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 10.50% due from 2/01/17 to 8/15/43, aggregate original par and fair value of $7,092,623,052 and $245,029,143, respectively)	225,000	225,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 6/12/14 (Purchased on 3/12/14 to be repurchased at $67,056,503, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/36 to 2/15/44, aggregate original par and fair value of $159,235,800 and $68,341,768, respectively)	67,000	67,000,000
Credit Suisse Securities (USA) LLC, 0.33%, 8/04/14 (Purchased on 4/30/14 to be repurchased at $50,044,000, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/42 to 11/15/43, aggregate original par and fair value of $145,343,300 and $51,000,394, respectively)	50,000	50,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $364,371,305)		342,000,000
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by U.S. Treasury Inflation Indexed Note, 0.63% due at 2/15/43, aggregate original par and fair value of $1,161,900 and $1,020,086, respectively)	1,000	1,000,000

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $171,879,239, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/35 to 2/15/42, aggregate original par and fair value of $444,154,654 and $175,316,580, respectively)	$171,879	$171,879,000
Deutsche Bank Securities, Inc., 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $41,000,068, collateralized by various U.S. government sponsored agency obligations, 0.40% to 16.49% due from 8/15/27 to 10/16/53, aggregate original par and fair value of $184,152,791 and $44,172,259, respectively)	41,000	41,000,000
Deutsche Bank Securities, Inc., 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $500,000,833, collateralized by various U.S. government sponsored agency obligations, 0.00% to 27.79% due from 12/25/20 to 11/25/52, aggregate original par and fair value of $2,521,041,143 and $538,567,193, respectively)	500,000	500,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14 (c) (Purchased on 4/15/14 to be repurchased at $269,053,800, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1159.11% due from 3/25/18 to 4/16/53, aggregate original par and fair value of $5,387,396,271 and $288,899,103, respectively)	269,000	269,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14 (c) (Purchased on 4/22/14 to be repurchased at $269,053,800, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.77% due from 11/25/32 to 4/25/44, aggregate original par and fair value of $724,907,591 and $287,830,000, respectively)	269,000	269,000,000
Deutsche Bank Securities, Inc., 0.08%, 5/07/14 (c) (Purchased on 4/23/14 to be repurchased at $314,062,800, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.40% due from 8/20/32 to 4/20/44, aggregate original par and fair value of $1,000,842,500 and $340,145,790, respectively)	314,000	314,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,675,951,011)		1,565,879,000
Federal Reserve Bank of New York, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $2,700,003,750, collateralized by various U.S. Treasury obligations, 1.63% to 4.75% due from 11/15/22 to 2/15/41, aggregate original par and fair value of $2,883,763,900 and $2,700,003,818, respectively)	2,700,000	2,700,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $2,700,003,818)		2,700,000,000

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $229,000,318, collateralized by various U.S. government sponsored agency obligations, 2.25% to 6.55% due from 7/25/26 to 5/25/44, aggregate original par and fair value of $2,027,668,288 and $248,505,911, respectively)	$229,000	$229,000,000
Total Value of Goldman Sachs & Co. (collateral value of $248,505,911)		229,000,000
HSBC Securities (USA) Inc., 0.04%, 5/01/14 (c) (Purchased on 1/27/14 to be repurchased at $160,016,711, collateralized by various U.S. Treasury obligations, 2.25% to 3.13% due from 3/31/21 to 2/15/42, aggregate original par and fair value of $171,635,000 and $163,200,773, respectively)	160,000	160,000,000
HSBC Securities (USA) Inc., 0.06%, 5/01/14 (c) (Purchased on 3/31/14 to be repurchased at $75,011,625, collateralized by Fannie Mae Bonds, 3.50% to 4.00% due from 3/01/29 to 3/01/44, aggregate original par and fair value of $74,070,881 and $77,253,579, respectively)	75,000	75,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $240,454,352)		235,000,000
JPMorgan Securities LLC, 0.14%, 5/01/14 (c) (Purchased on 5/15/13 to be repurchased at $310,423,150, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.50% due from 6/25/24 to 3/15/44, aggregate original par and fair value of $5,960,860,051 and $319,301,081, respectively)	310,000	310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $319,301,081)		310,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $1,000,001, collateralized by U.S. Treasury Strip, 0.00% due at 2/15/40, aggregate original par and fair value of $2,555,000 and $1,020,033, respectively)	1,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $10,593,015, collateralized by various U.S. government sponsored agency obligations, 5.88% to 6.45% due from 11/15/40 to 11/25/43, aggregate original par and fair value of $129,782,150 and $11,334,510, respectively)	10,593	10,593,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $5,000,006, collateralized by U.S. Treasury Strip, 0.00% due at 5/15/29, aggregate original par and fair value of $8,449,725 and $5,100,001, respectively)	5,000	5,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $17,454,544)		16,593,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.07%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $11,000,021, collateralized by various U.S. government sponsored agency obligations, 4.00% to 4.50% due from 7/01/41 to 4/01/44, aggregate original par and fair value of $13,789,063 and $11,330,000, respectively)	$11,000	$11,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $11,330,000)		11,000,000
PNC Bank N.A., 0.06%, 5/01/14 (d) (Purchased on 4/30/14 to be repurchased at $900,002, collateralized by Fannie Mae Bond, 4.00% due at 9/01/25, aggregate original par and fair value of $146,700,000 and $39,199,513, respectively)	900	900,000
Total Value of PNC Bank N.A. (collateral value of $39,199,513)		900,000
Royal Bank of Canada, 0.18%, 5/01/14 (Purchased on 4/24/14 to be repurchased at $100,003,500, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.59% due from 2/01/32 to 3/16/44, aggregate original par and fair value of $315,976,783 and $106,846,129, respectively)	100,000	100,000,000
Royal Bank of Canada, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $61,000,085, collateralized by various U.S. government sponsored agency obligations, 0.00% to 12.74% due from 5/25/21 to 12/25/43, aggregate original par and fair value of $630,924,279 and $65,922,001, respectively)	61,000	61,000,000
Total Value of Royal Bank of Canada (collateral value of $172,768,130)		161,000,000
SG Americas Securities LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $595,000,826, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 5/15/14 to 2/15/42, aggregate original par and fair value of $558,584,400 and $606,900,035, respectively)	595,000	595,000,000
Total Value of SG Americas Securities LLC (collateral value of $606,900,035)		595,000,000
TD Securities (USA) LLC, 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $36,000,040, collateralized by U.S. Treasury Note, 0.25% due at 2/28/15, aggregate original par and fair value of $36,659,000 and $36,720,015, respectively)	36,000	36,000,000
Total Value of TD Securities (USA) LLC (collateral value of $36,720,015)		36,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	15

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.06%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $5,000,008, collateralized by various U.S. government sponsored agency obligations, 2.80% to 3.00% due from 5/01/43 to 4/01/44, aggregate original par and fair value of $5,503,420 and $5,150,001, respectively)	$5,000	$5,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $5,150,001)		5,000,000
Total Repurchase Agreements — 51.4%		7,102,372,000

Value
Total Investments (Cost $13,887,615,627*) — 100.5%	$13,887,615,627
Liabilities in Excess of Other Assets — (0.5)%	(68,891,053)

Net Assets — 100.0%	$13,818,724,574

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2013	Par Purchased	Par Sold	Par held at April 30, 2014	Income
PNC Bank N.A.	$12,000,000	$3,135,800,000	$3,146,900,000	$900,000	$18,010

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$13,887,615,627	—	$13,887,615,627

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, bank overdraft of $(68,809,701) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.1%
Wells Fargo Bank N.A.:
0.17%, 5/05/14 (a)	$15,000	$15,000,000
0.27%, 9/09/14 (a)	10,000	10,000,728

		25,000,728
Euro — 1.3%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	32,000	32,000,000
Yankee (b) — 33.4%
Bank of Montreal, Chicago:
0.22%, 8/25/14	25,000	25,000,000
0.22%, 9/05/14 (a)	30,000	30,000,000
Bank of Nova Scotia, Houston:
0.28%, 8/08/14 (a)	25,000	25,000,000
0.26%, 11/07/14 (a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.15%, 5/07/14	25,000	25,000,000
0.23%, 8/08/14	20,000	20,000,000
BNP Paribas S.A., New York, 0.29%, 9/05/14 (a)	35,000	35,000,000
Credit Suisse, New York, 0.30%, 6/06/14 (a)	10,000	10,000,000
Mizuho Bank Ltd., New York:
0.20%, 6/24/14	50,000	50,000,000
0.25%, 8/29/14	10,000	10,000,000
National Bank of Canada, New York, 0.25%, 1/23/15 (a)	20,000	20,000,000
Natixis, New York, 0.27%, 7/04/14 (e)	25,000	24,999,114
Rabobank Nederland N.V., New York:
0.25%, 11/14/14 (a)	30,000	30,000,000
0.35%, 1/12/15	34,000	34,000,000
0.28%, 2/03/15 (a)	35,000	35,000,000
Royal Bank of Canada, New York:
0.29%, 10/10/14 (a)	17,000	17,000,000
0.27%, 1/15/15 (a)	35,000	35,000,000
0.23%, 2/23/15 (a)	25,000	25,000,000
Skandinaviska Enskilda Banken, New York, 0.30%, 5/28/14	30,000	30,000,335
Societe Generale, New York:
0.29%, 5/02/14	9,900	9,900,000
0.32%, 7/04/14 (e)	20,000	20,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 8/06/14	20,000	20,000,000
0.24%, 10/09/14 (a)	20,000	20,000,000
0.25%, 10/14/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.22%, 8/04/14	50,000	50,000,000
Svenska Handelsbanken, New York, 0.18%, 5/14/14	50,000	50,000,000
Toronto Dominion Bank, New York:
0.15%, 5/06/14 (a)	15,000	15,000,000
0.22%, 7/24/14 (a)	17,000	17,000,000
0.25%, 8/12/14	15,000	15,000,000
UBS A.G., Stamford, 0.20%, 7/07/14 (a)	25,000	25,000,000

		797,899,449
Total Certificates of Deposit — 35.8%		854,900,177

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.24%, 5/09/14 (c)(d)	$10,900	$10,899,419
BNP Paribas Finance, Inc.:
0.25%, 6/02/14 (d)	10,000	9,997,778
0.33%, 6/06/14 (d)	15,000	14,995,050
Cafco LLC, 0.24%, 8/04/14 (d)	25,000	24,984,167
Cancara Asset Securitisation LLC, 0.19%, 7/01/14 (d)	20,000	19,993,561
Charta LLC, 0.20%, 6/09/14 (d)	40,000	39,991,333
Ciesco LLC, 0.25%, 6/09/14 (d)	50,000	49,986,458
Collateralized Commercial Paper Co. LLC, 0.27%, 10/31/14 (d)	17,000	16,976,668
Commonwealth Bank of Australia, 0.23%, 6/16/14 (d)	40,000	39,988,244
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	15,000	14,964,500
Credit Suisse,New York, 0.30%, 11/25/14 (d)	40,000	39,931,822
HSBC Bank PLC, 0.23%, 10/30/14 (a)	25,000	25,005,220
ING US Funding LLC:
0.17%, 6/16/14 (d)	50,000	49,989,138
0.25%, 9/02/14 (d)	40,000	39,965,556
JPMorgan Securities LLC, 0.23%, 10/20/14 (d)	15,000	14,983,517
Kells Funding LLC, 0.21%, 6/09/14 (d)	20,000	19,995,450
Lloyds Bank PLC, 0.09%, 5/02/14 (d)	80,000	79,999,800
Macquarie Bank Ltd., 0.22%, 6/18/14 (d)	4,000	3,998,827
Nederlandse Waterschapsbank N.V.:
0.27%, 7/28/14 (a)	5,000	5,000,244
0.27%, 7/30/14 (a)	5,000	5,000,250
0.18%, 9/29/14 (a)(c)	15,000	14,999,471
0.25%, 12/05/14 (a)(c)	25,000	25,000,219
Old Line Funding LLC:
0.23%, 9/16/14 (d)	24,894	24,872,052
0.23%, 9/18/14 (d)	15,000	14,986,583
Oversea-Chinese Banking Corp. Ltd., 0.24%, 9/10/14 (d)	13,050	13,038,516
Scaldis Capital LLC, 0.22%, 5/05/14 (d)	20,000	19,999,511
Sheffield Receivables Corp.:
0.20%, 5/12/14 (d)	54,000	53,996,700
0.21%, 7/02/14 (d)	11,550	11,545,823
0.21%, 7/11/14 (d)	8,240	8,236,587
Skandinaviska Enskilda Banken AB, 0.30%, 7/02/14 (d)	10,000	9,994,833
Societe Generale North America, Inc., 0.25%, 5/02/14 (d)	30,000	29,999,796
Thunder Bay Funding LLC, 0.23%, 9/15/14 (d)	22,057	22,037,694
Westpac Banking Corp.:
0.26%, 7/09/14 (a)	23,625	23,625,000
0.31%, 7/14/14 (a)	15,000	15,000,000
Total Commercial Paper — 34.0%		813,979,787

Municipal Bonds
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 5/07/14 (e)	19,535	19,535,000
New York HFA RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae Guaranty), 0.09%, 5/07/14 (e)	33,530	33,530,000
University of California RB Series 2011Z-1 VRDN, 0.11%, 5/07/14 (e)	17,000	17,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	17

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington GO Municipal Trust Receipts Floaters Series 2009-3045 VRDN (Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (c)(e)(f)	$12,505	$12,505,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2005 VRDN (BMO Harris Bank N.A. LOC), 0.11%, 5/07/14 (e)	29,640	29,640,000
Total Municipal Bonds — 4.7%		112,210,000

Closed-End Investment Companies (c)(e)
California — 0.2%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.19%, 5/07/14	5,000	5,000,000
Multi-State — 0.3%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.20%, 5/07/14	6,900	6,900,000
New York — 0.4%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 5/07/14	8,700	8,700,000
Total Closed-End Investment Companies — 0.9%		20,600,000

Time Deposits
Credit Agricole, 0.10%, 5/01/14	50,000	50,000,000
Natixis S.A., 0.09%, 5/01/14	82,000	82,000,000
Skandinaviska Enskilda Banken AB, 0.08%, 5/01/14	40,000	40,000,000
Total Time Deposits — 7.2%		172,000,000

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.13%, 3/05/15	5,000	4,995,059
0.11%, 4/02/15	25,000	24,974,800
U.S. Treasury Notes, 0.25%, 2/28/15	20,000	20,019,080
Total U.S. Treasury Obligations — 2.1%		49,988,939

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.33%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $100,000,917, collateralized by various Municipal Government obligations, 0.00% to 7.35% due from 10/01/14 to 4/01/57, aggregate original par and fair value of $97,373,716 and $107,000,001, respectively)	$100,000	$100,000,000
Total Value of Barclays Capital, Inc. (collateral value of $107,000,001)		100,000,000
Citigroup Global Markets, Inc., 0.33%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $70,000,642, collateralized by various corporate/debt and U.S. Treasury obligations, 0.10% to 16.56% due from 10/31/16 to 8/10/49, aggregate original par and fair value of $1,676,821,543 and $74,759,249, respectively)	70,000	70,000,000
Citigroup Global Markets, Inc., 0.60%, 6/04/14 (e) (Purchased on 12/23/11 to be repurchased at $59,373,103, collateralized by various corporate/debt and U.S. Treasury obligations, 0.35% to 7.16% due from 4/15/15 to 12/10/49, aggregate original par and fair value of $158,549,316 and $61,075,078, respectively)	58,500	58,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $135,834,327)		128,500,000
Credit Suisse Securities (USA) LLC, 0.53%, 6/04/14 (e) (Purchased on 5/07/12 to be repurchased at $10,188,444, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.85% due from 8/04/14 to 12/25/59, aggregate original par and fair value of $11,473,000 and $10,727,592, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $10,727,592)		10,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/06/14 (g) (Purchased on 2/03/14 to be repurchased at $25,022,361, collateralized by various corporate/debt obligations, 0.21% to 7.88% due from 9/15/19 to 3/18/51, aggregate original par and fair value of $136,192,948 and $30,007,144, respectively)	25,000	25,000,000

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.35%, 5/07/14 (g) (Purchased on 2/07/14 to be repurchased at $18,015,750, collateralized by various corporate/debt obligations, 0.00% to 6.82% due from 12/20/20 to 12/12/49, aggregate original par and fair value of $51,281,078 and $20,570,620, respectively)	$18,000	$18,000,000
Deutsche Bank Securities, Inc., 0.38%, 5/07/14 (g) (Purchased on 2/07/14 to be repurchased at $5,006,228, collateralized by various corporate/debt obligations, 0.35% to 7.50% due from 9/20/19 to 8/07/52, aggregate original par and fair value of $111,912,467 and $5,978,798, respectively)	5,000	5,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $56,556,562)		48,000,000
JPMorgan Securities LLC, 0.35%, 5/07/14 (Purchased on 2/06/14 to be repurchased at $10,008,750, collateralized by various corporate/debt obligations, 0.29% to 7.55% due from 2/15/15 to 1/17/43, aggregate original par and fair value of $10,266,862 and $10,503,580, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.33%, 6/14/14 (e) (Purchased on 3/10/14 to be repurchased at $10,037,675, collateralized by various corporate/debt obligations, 0.29% to 7.55% due from 2/15/15 to 1/17/43, aggregate original par and fair value of $10,133,784 and $10,504,999, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.59%, 6/23/14 (Purchased on 3/24/14 to be repurchased at $10,014,914, collateralized by various corporate/debt obligations, 0.25% to 7.54% due from 4/15/25 to 9/25/46, aggregate original par and fair value of $35,377,903 and $12,459,812, respectively)	10,000	10,000,000
Total Value of JPMorgan Securities LLC (collateral value of $33,468,391)		30,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (e) (Purchased on 3/28/14 to be repurchased at $5,000,756, collateralized by certificate of deposit, 0.25% due at 10/10/14, aggregate original par and fair value of $5,276,382 and $5,250,000, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $5,250,000)		5,000,000

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.32%, 5/01/14 (e) (Purchased on 12/17/13 to be repurchased at $3,714,452, collateralized by various corporate/debt obligations, 3.55% to 14.75% due from 12/01/16 to 10/01/77, aggregate original par and fair value of $3,364,390 and $4,079,245, respectively)	$3,710	$3,710,000
Total Value of SG Americas Securities LLC (collateral value of $4,079,245)		3,710,000
UBS Securities LLC, 0.26%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $25,000,181, collateralized by various corporate/debt obligations, 0.00% to 15.00% due from 5/02/14 to 11/01/47, aggregate original par and fair value of $34,551,457 and $29,066,632, respectively)	25,000	25,000,000
Total Value of UBS Securities LLC (collateral value of $29,066,632)		25,000,000
Wells Fargo Securities LLC, 0.23%, 5/01/14 (e) (Purchased on 9/20/13 to be repurchased at $10,014,247, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 7.45% due from 11/16/15 to 4/16/59, aggregate original par and fair value of $50,739,578 and $11,298,014, respectively)	10,000	10,000,000
Wells Fargo Securities LLC, 0.48%, 5/13/14 (Purchased on 3/14/14 to be repurchased at $6,004,800, collateralized by various corporate/debt obligations, 0.47% to 8.45% due from 5/15/14 to 2/15/51, aggregate original par and fair value of $10,376,243 and $6,492,089, respectively)	6,000	6,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $17,790,103)		16,000,000
Total Repurchase Agreements — 15.3%		366,210,000
Total Investments (Cost $2,389,888,903*) — 100.0%		2,389,888,903
Other Assets Less Liabilities — 0.0%		115,850

Net Assets — 100.0%		$2,390,004,753

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. (b) Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(g)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	19

Schedule of Investments (concluded)	TempCash

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,389,888,903	—	$2,389,888,903

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $265,702 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 0.7%
Wells Fargo Bank N.A.:
0.17%, 5/05/14 (a)	$200,000	$200,000,000
0.27%, 9/09/14 (a)	55,000	55,004,006
0.22%, 11/26/14 (a)	64,500	64,500,000

		319,504,006
Euro — 0.3%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	118,000	118,000,000
Yankee (b) — 39.2%
Bank of Montreal, Chicago:
0.20%, 5/15/14	300,000	300,000,000
0.21%, 5/27/14	110,000	110,000,000
0.18%, 6/27/14	250,000	250,000,000
0.22%, 8/14/14	50,000	50,000,000
0.22%, 8/25/14	285,000	285,000,000
0.22%, 9/05/14 (a)	81,500	81,500,000
0.22%, 10/09/14 (a)	100,000	100,000,000
0.22%, 1/08/15 (a)	272,000	272,000,000
Bank of Nova Scotia, Houston:
0.28%, 8/08/14 (a)	394,000	394,000,000
0.20%, 11/06/14 (a)	330,000	330,000,000
0.27%, 11/06/14 (a)	231,000	231,000,000
0.26%, 11/07/14 (a)	201,000	201,000,000
Bank of Nova Scotia, New York, 0.24%, 1/28/15	345,000	345,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.16%, 5/06/14	500,000	500,000,000
0.21%, 7/21/14	125,000	125,000,000
0.25%, 8/19/14	362,000	362,000,000
0.23%, 10/24/14	175,000	175,000,000
Canadian Imperial Bank of Commerce, New York:
0.23%, 8/08/14 (a)	14,000	14,000,000
0.25%, 2/10/15 (a)	245,000	245,000,000
Credit Industriel Et Commercial, New York:
0.13%, 5/05/14	258,000	258,000,000
0.24%, 5/06/14	54,500	54,500,000
0.25%, 7/15/14	75,000	75,000,000
0.25%, 7/16/14	75,000	75,000,000
0.32%, 11/03/14	112,000	112,000,000
Credit Suisse, New York, 0.30%, 6/06/14 (a)	175,500	175,500,000
DnB NOR Bank ASA, New York:
0.08%, 5/05/14	250,000	250,000,000
0.08%, 5/06/14	600,000	600,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.25%, 8/07/14	350,000	350,000,000
Mizuho Bank Ltd., New York:
0.21%, 5/21/14	151,500	151,500,000
0.23%, 5/29/14	150,000	150,000,000
0.23%, 5/30/14	165,000	165,000,000
0.20%, 6/18/14	250,000	250,000,000
0.20%, 6/24/14	140,000	140,000,000
0.21%, 8/07/14	250,000	250,000,000
0.25%, 8/29/14	71,000	71,000,000
National Bank of Canada, New York:
0.26%, 12/19/14	159,300	159,300,000
0.25%, 1/23/15 (a)	220,000	220,000,000
Natixis, New York, 0.27%, 7/04/14 (e)	250,000	249,991,144
Nordea Bank Finland PLC, New York:
0.21%, 6/04/14	400,000	400,000,000
0.23%, 10/23/14	300,000	300,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Norinchukin Bank, New York:
0.10%, 5/07/14	$787,000	$787,000,000
0.14%, 5/12/14	500,000	500,000,000
0.14%, 5/27/14	600,000	600,000,000
Rabobank Nederland N.V., New York:
0.25%, 7/15/14	130,000	130,000,000
0.25%, 11/14/14 (a)	135,000	135,000,000
0.35%, 1/12/15	199,000	199,000,000
0.28%, 2/03/15 (a)	228,000	228,000,000
Royal Bank of Canada, New York:
0.29%, 10/10/14 (a)	19,500	19,500,000
0.24%, 10/23/14	200,000	200,000,000
0.27%, 10/29/14 (a)	150,000	150,000,000
0.27%, 12/05/14 (a)	80,000	80,000,000
0.27%, 12/11/14 (a)	235,000	235,000,000
0.27%, 1/13/15 (a)	214,000	214,000,000
0.27%, 1/15/15 (a)	128,000	128,000,000
0.23%, 2/23/15 (a)	90,000	90,000,000
Skandinaviska Enskilda Banken, New York:
0.25%, 9/23/14	300,000	300,000,000
0.25%, 10/09/14	228,000	228,000,000
Societe Generale, New York:
0.29%, 5/02/14	180,000	180,000,000
0.32%, 7/04/14 (e)	206,500	206,500,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 5/19/14	150,000	149,999,625
0.22%, 5/29/14	300,000	300,000,000
0.21%, 7/01/14	25,000	25,000,000
0.25%, 10/10/14	150,000	150,000,000
0.25%, 10/14/14	370,000	370,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.22%, 5/05/14	240,000	240,000,000
0.22%, 8/04/14	395,000	395,000,000
0.22%, 8/07/14	100,000	100,000,000
Svenska Handelsbanken, New York:
0.17%, 6/16/14	350,000	350,002,235
0.22%, 9/05/14	300,000	300,004,402
Swedbank AB, New York, 0.12%, 5/30/14	185,000	184,999,999
Toronto Dominion Bank, New York:
0.15%, 5/06/14 (a)	150,000	150,000,000
0.14%, 5/12/14	550,000	550,000,000
0.15%, 6/20/14	300,000	300,000,000
0.22%, 7/24/14 (a)	261,500	261,500,000
0.25%, 11/06/14	157,000	157,000,000
0.24%, 1/26/15	150,000	150,000,000
0.23%, 4/15/15 (a)	161,750	161,750,000
UBS A.G., Stamford, 0.20%, 7/07/14 (a)	350,000	350,000,000
Westpac Banking Corp., New York, 0.22%, 3/16/15 (a)	256,000	256,000,000

		18,338,547,405
Total Certificates of Deposit — 40.2%		18,776,051,411

Commercial Paper
Antalis US Funding Corp., 0.24%, 5/09/14 (c)(d)	194,800	194,789,611
ANZ New Zealand International Ltd., 0.24%, 4/15/15 (a)	122,000	122,000,000
Australia and New Zealand Banking Group Ltd., 0.22%, 11/26/14 (a)	200,000	200,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	21

Schedule of Investments (continued)	TempFund
(Prcentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Bank Nederlandse Gemeenten, 0.22%, 8/06/14 (d)	$55,000	$54,968,138
BNP Paribas Finance, Inc., 0.25%, 6/02/14 (d)	280,000	279,937,778
Cafco LLC:
0.17%, 5/19/14 (d)	25,000	24,997,875
0.24%, 8/04/14 (d)	66,000	65,958,200
Cancara Asset Securitisation LLC, 0.17%, 5/06/14(d)	100,000	99,997,639
Chariot Funding LLC:
0.23%, 5/05/14 (d)	48,000	47,998,773
0.22%, 10/29/14 (d)	50,000	49,944,694
Ciesco LLC:
0.25%, 6/16/14(d)	140,000	139,955,278
0.24%, 8/04/14(d)	50,000	49,968,333
Collateralized Commercial Paper Co. LLC, 0.27%, 10/31/14 (d)	273,000	272,625,308
Commonwealth Bank of Australia:
0.24%, 5/02/14 (a)	260,500	260,500,000
0.25%, 6/06/14 (a)	183,000	183,000,000
0.16%, 7/07/14 (d)	95,000	94,971,711
0.23%, 10/17/14 (a)(c)	27,000	27,000,704
0.22%, 11/17/14 (a)	55,000	55,000,000
0.24%, 11/20/14 (a)	108,000	108,000,000
CPPIB Capital, Inc.:
0.30%, 2/09/15 (d)	18,700	18,655,743
0.30%, 2/10/15 (d)	250,000	249,406,250
CRC Funding LLC, 0.15%, 5/05/14 (d)	100,000	99,998,333
Credit Suisse, New York, 0.24%, 9/15/14 (d)	200,000	199,817,333
Erste Abwicklungsanstalt:
0.16%, 5/07/14 (d)	100,000	99,997,333
0.18%, 5/23/14 (d)	300,000	299,967,000
0.18%, 6/13/14 (d)	64,000	63,986,240
0.17%, 6/16/14 (d)	50,000	49,989,139
0.17%, 6/19/14 (d)	100,000	99,976,861
0.17%, 6/23/14 (d)	50,000	49,987,486
0.19%, 6/27/14 (d)	150,000	149,954,875
0.19%, 6/30/14 (d)	200,000	199,936,667
0.17%, 7/16/14 (d)	220,000	219,921,044
0.18%, 7/22/14 (d)	100,000	99,959,000
0.18%, 7/24/14 (d)	100,000	99,958,000
0.18%, 8/07/14 (d)	50,000	49,975,500
Govco LLC, 0.25%, 6/16/14 (d)	75,000	74,976,042
HSBC Bank PLC:
0.25%, 9/10/14 (a)	100,000	100,000,000
0.24%, 10/22/14 (a)(c)	144,000	144,000,000
JPMorgan Securities LLC, 0.23%, 10/20/14 (d)	255,000	254,719,783
Jupiter Securitization Co. LLC:
0.23%, 5/13/14 (d)	50,000	49,996,167
0.23%, 7/02/14 (d)	50,000	49,980,194
0.22%, 9/02/14 (d)	50,000	49,962,111
Kells Funding LLC:
0.21%, 5/09/14 (d)	50,000	49,997,667
0.20%, 5/15/14 (d)	46,800	46,796,360
0.21%, 6/03/14 (d)	52,000	51,989,990
0.20%, 6/04/14 (a)	59,500	59,500,000
0.21%, 6/09/14 (d)	50,000	49,988,625
0.19%, 6/13/14 (a)(c)	70,000	70,000,000
0.26%, 9/05/14 (d)	199,000	198,820,983
0.23%, 10/14/14 (a)(c)	49,000	49,000,000
0.23%, 10/20/14 (a)	200,000	199,991,030
0.27%, 10/27/14 (d)	40,000	39,946,300
0.27%, 11/03/14(d)	120,000	119,832,600
0.23%, 11/21/14 (a)(c)	150,000	150,000,000
0.24%, 1/07/15 (a)(c)	66,000	66,000,000
Lloyds Bank PLC, 0.09%, 5/02/14 (d)	1,200,000	1,199,997,000
Macquarie Bank Ltd., 0.22%, 6/18/14 (d)	69,000	68,979,760
National Australia Funding Delaware, Inc.:

Commercial Paper	Par (000)	Value
0.12%, 6/11/14 (d)	$400,000	$399,945,333
0.22%, 3/13/15 (a)	400,000	400,000,000
Nederlandse Waterschapsbank N.V.:
0.28%, 6/10/14 (a)	55,500	55,501,122
0.27%, 7/28/14 (a)	75,000	75,003,663
0.27%, 7/30/14 (a)	75,000	75,003,746
0.20%, 8/13/14 (a)	215,000	215,000,000
0.18%, 9/29/14 (a)(c)	78,000	77,997,248
0.23%, 12/05/14 (a)	73,000	73,000,000
0.24%, 12/23/14 (a)	145,000	145,010,306
Nieuw Amsterdam Receivables Corp.:
0.16%, 5/06/14 (d)	100,000	99,997,778
0.18%, 5/20/14 (d)	150,000	149,985,750
0.18%, 6/10/14 (d)	200,000	199,960,000
0.18%, 6/27/14 (d)	140,248	140,208,029
0.20%, 7/07/14 (d)	99,475	99,437,973
Nordea Bank AB, Inc.:
0.21%, 5/07/14 (d)	300,000	299,989,750
0.15%, 7/02/14 (d)	250,000	249,935,417
0.18%, 7/18/14 (d)	300,000	299,883,000
Old Line Funding LLC:
0.19%, 5/09/14 (a)(c)	70,000	70,000,000
0.20%, 6/23/14 (d)	98,000	97,971,144
0.22%, 7/25/14 (d)	77,500	77,459,743
0.20%, 9/22/14 (d)	50,000	49,960,000
Rabobank USA Financial Corp., 0.25%, 7/28/14 (d)	125,000	124,923,611
Regency Markets No. 1 LLC, 0.14%, 5/23/14 (d)	176,826	176,810,872
Salisbury Receivables Co. LLC, 0.19%, 5/08/14 (d)	60,000	59,997,783
Sheffield Receivables Corp.:
0.20%, 5/16/14 (d)	50,000	49,995,833
0.20%, 5/19/14 (d)	90,000	89,991,000
Societe Generale North America, Inc.:
0.25%, 5/02/14 (d)	439,700	439,697,008
0.20%, 6/02/14 (d)	478,000	477,915,025
Sumitomo Mitsui Banking Corp., 0.25%, 10/10/14(d)	150,000	149,831,250
Svenska Handelsbanken, Inc.:
0.21%, 5/08/14 (d)	475,000	474,981,066
0.21%, 7/17/14 (d)	190,000	189,916,690
Thunder Bay Funding LLC, 0.20%, 6/27/14 (d)	75,000	74,976,250
Victory Receivables Corp.:
0.15%, 5/01/14 (d)	90,000	90,000,000
0.14%, 5/08/14 (d)	63,000	62,998,285
0.17%, 5/12/14 (d)	91,600	91,595,242
Westpac Banking Corp.:
0.31%, 7/14/14 (a)	200,000	200,000,000
0.27%, 8/22/14 (a)(c)	345,000	345,000,000
0.22%, 9/29/14 (a)	160,000	160,000,000
0.22%, 10/30/14 (a)	14,000	14,000,000
0.30%, 1/02/15 (d)	378,000	377,225,100
0.23%, 4/09/15 (a)(c)	125,000	125,000,000
0.23%, 4/17/15 (a)	100,000	100,000,000
Total Commercial Paper — 31.6%		14,753,680,475

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Corporate Notes — 0.8%	Par (000)	Value
Svenska Handelsbanken AB, 0.26%, 10/15/14 (a)(c)	$362,100	$362,100,000

Municipal Bonds
California Housing Finance Agency Home Mortgage RB Series 2001U AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 5/07/14 (e)	10,320	10,320,000
California Housing Finance Agency Home Mortgage RB Series 2002J AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 5/07/14 (e)	12,100	12,100,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae Guaranty, Freddie Mac Guaranty), 0.10%, 5/07/14 (e)	37,915	37,915,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 5/07/14 (e)	40,980	40,980,000
Illinois GO Series 2003B-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.10%, 5/07/14 (e)	48,000	48,000,000
Illinois GO Series 2003B-3 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 5/07/14 (e)	23,000	23,000,000
Illinois GO Series 2003B-4 VRDN (State Street Bank & Trust Co. LOC), 0.10%, 5/07/14 (e)	17,000	17,000,000
Illinois GO Series 2003B-5 VRDN (Royal Bank of Canada LOC), 0.10%, 5/07/14 (e)	17,000	17,000,000
Illinois GO Series 2003B-6 VRDN (Northern Trust LOC), 0.10%, 5/07/14 (e)	18,000	18,000,000
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 5/07/14 (e)	84,725	84,725,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 5/07/14 (e)	12,900	12,900,000
Minnesota Housing Finance Agency RB (Residential Housing Project) Series 2005M AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.13%, 5/07/14 (e)	36,430	36,430,000
New York City GO Series 2008J-10 VRDN (Bank of Tokyo-Mitsubishi Trust Co. LOC), 0.12%, 5/07/14 (e)	63,860	63,860,000
San Francisco City & County Airports Commission RB Series 2010A-1 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 5/07/14 (e)	28,375	28,375,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 5/07/14 (e)	66,400	66,400,000
Total Municipal Bonds — 1.1%		517,005,000

Time Deposits
Barclays Bank PLC, 0.08%, 5/01/14	500,000	500,000,000
DnB Bank ASA, 0.07%, 5/01/14	1,100,000	1,100,000,000
ING Bank N.V. (Amsterdam), 0.10%, 5/07/14	824,000	824,000,000
Lloyds Bank PLC, 0.07%, 5/01/14	800,000	800,000,000
Natixis, 0.09%, 5/01/14	267,000	267,000,000
Skandinaviska Enskilda Banken AB, 0.08%, 5/01/14	1,500,000	1,500,000,000
Svenska Handelsbanken AB, 0.07%, 5/01/14	500,000	500,000,000
Total Time Deposits — 11.7%		5,491,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes:
0.40%, 10/27/14 (a)	$25,000	$25,030,382
0.12%, 2/27/15 (a)	500	499,896
Federal Home Loan Bank Variable Rate Notes:
0.09%, 11/20/14 (a)	90,000	89,997,447
0.09%, 11/26/14 (a)	75,000	74,997,810
Total U.S. Government Sponsored Agency Obligations — 0.4%		190,525,535

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.10%, 2/05/15	350,000	349,730,500
0.12%-0.13%, 3/05/15	450,000	449,520,033
U.S. Treasury Notes:
0.50%, 10/15/14	100,000	100,163,935
0.25%, 1/31/15	105,577	105,674,020
0.25%, 2/28/15	180,000	180,171,718
Total U.S. Treasury Obligations — 2.5%		1,185,260,206

Repurchase Agreements
Barclays Capital, Inc., 0.23%, 6/10/14 (Purchased on 3/10/14 to be repurchased at $150,088,167, collateralized by various U.S. government sponsored agency obligations, 0.00% to 11.60% due from 9/17/27 to 1/15/44, aggregate original par and fair value of $898,309,923 and $161,355,970, respectively)	150,000	150,000,000
Barclays Capital, Inc., 0.68%, 8/03/14 (e) (Purchased on 8/03/12 to be repurchased at $415,653,444, collateralized by various corporate/debt obligations, 0.00% to 21.54% due from 4/15/16 to 2/15/51, aggregate original par and fair value of $5,634,057,887 and $502,936,277, respectively)	410,000	410,000,000
Total Value of Barclays Capital, Inc. (collateral value of $664,292,247)		560,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 5/01/14 (Purchased on 3/31/14 to be repurchased at $75,064,479, collateralized by various corporate/debt obligations, 0.00% to 4.51% due from 5/01/14 to 5/25/45, aggregate original par and fair value of $110,737,422 and $80,270,054, respectively)	75,000	75,000,000
Credit Suisse Securities (USA) LLC, 0.53%, 6/04/14 (e) (Purchased on 5/07/12 to be repurchased at $227,434,025, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 38.23% due from 7/07/14 to 12/25/59, aggregate original par and fair value of $3,906,550,593 and $250,464,267, respectively)	225,000	225,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $330,734,321)		300,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	23

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.20%, 5/01/14 (e) (Purchased on 4/25/14 to be repurchased at $79,002,633, collateralized by various corporate/debt obligations, 0.00% due from 5/01/14 to 10/07/14, aggregate original par and fair value of $82,988,947 and $82,950,000, respectively)	$79,000	$79,000,000
Deutsche Bank Securities, Inc., 0.06%, 5/01/14 (e) (Purchased on 4/30/14 to be repurchased at $100,000,167, collateralized by Ginnie Mae Bonds, 0.67% to 10.24% due from 7/20/38 to 1/16/55, aggregate original par and fair value of $657,115,578 and $107,735,648, respectively)	100,000	100,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/06/14 (e) (Purchased on 2/03/14 to be repurchased at $211,188,728, collateralized by various corporate/debt obligations, 0.00% to 10.88% due from 10/22/14 to 3/18/51, aggregate original par and fair value of $3,473,725,669 and $248,807,645, respectively)	211,000	211,000,000
Deutsche Bank Securities, Inc., 0.35%, 5/07/14 (e) (Purchased on 2/07/14 to be repurchased at $347,303,625, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.75% due from 5/15/18 to 3/12/51, aggregate original par and fair value of $2,062,411,298 and $416,054,204, respectively)	347,000	347,000,000
Deutsche Bank Securities, Inc., 0.38%, 5/07/14 (e) (Purchased on 2/07/14 to be repurchased at $76,094,662, collateralized by various corporate/debt obligations, 0.21% to 9.13% due from 10/01/15 to 7/18/56, aggregate original par and fair value of $823,951,176 and $91,362,532, respectively)	76,000	76,000,000
Deutsche Bank Securities, Inc., 0.32%, 5/07/14 (e) (Purchased on 2/13/14 to be repurchased at $153,122,400, collateralized by various corporate/debt obligations, 0.00% to 10.88% due from 10/22/14 to 7/18/56, aggregate original par and fair value of $1,484,486,354 and $181,028,289, respectively)	153,000	153,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,127,938,318)		966,000,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $650,000,903, collateralized by U.S. Treasury Bond, 4.75% due at 2/15/41, aggregate original par and fair value of $521,164,000 and $650,000,924, respectively)	$650,000	$650,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $650,000,924)		650,000,000
HSBC Securities (USA) Inc., 0.20%, 5/01/14 (Purchased on 2/25/14 to be repurchased at $25,009,028, collateralized by various corporate/debt obligations, 0.45% to 10.35% due from 2/15/15 to 8/12/43, aggregate original par and fair value of $28,828,401 and $29,907,549, respectively)	25,000	25,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $29,907,549)		25,000,000
JPMorgan Securities LLC, 0.16%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $175,000,778, collateralized by various corporate/debt obligations, 0.00% to 0.53% due from 5/01/14 to 4/07/15, aggregate original par and fair value of $183,794,886 and $183,751,990, respectively)	175,000	175,000,000
JPMorgan Securities LLC, 0.35%, 5/07/14 (Purchased on 2/06/14 to be repurchased at $190,166,250, collateralized by various corporate/debt obligations, 0.36% to 8.25% due from 5/08/14 to 8/01/43, aggregate original par and fair value of $189,651,347 and $199,503,510, respectively)	190,000	190,000,000
JPMorgan Securities LLC, 0.54%, 5/20/14 (Purchased on 2/19/14 to be repurchased at $174,485,238, collateralized by various corporate/debt obligations, 0.25% to 7.00% due from 8/15/22 to 12/10/49, aggregate original par and fair value of $985,352,861 and $205,581,597, respectively)	174,250	174,250,000
JPMorgan Securities LLC, 0.33%, 6/14/14 (e) (Purchased on 10/11/13 to be repurchased at $200,807,125, collateralized by various corporate/debt obligations, 0.27% to 7.30% due from 8/25/14 to 12/10/49, aggregate original par and fair value of $237,767,179 and $210,909,469, respectively)	200,000	200,000,000

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.59%, 6/23/14 (Purchased on 3/24/14 to be repurchased at $100,149,139, collateralized by various corporate/debt obligations, 0.23% to 7.92% due from 12/15/14 to 3/25/47, aggregate original par and fair value of $501,587,591 and $124,996,676, respectively)	$100,000	$100,000,000
JPMorgan Securities LLC, 0.59%, 6/23/14 (Purchased on 3/24/14 to be repurchased at $200,298,278, collateralized by various corporate/debt obligations, 0.00% to 6.40% due from 2/25/22 to 3/25/47, aggregate original par and fair value of $762,881,212 and $250,000,652, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.55%, 7/15/14 (Purchased on 4/15/14 to be repurchased at $200,278,056, collateralized by various corporate/debt obligations, 0.00% to 14.81% due from 12/25/16 to 2/15/51, aggregate original par and fair value of $1,020,452,189 and $233,735,749, respectively)	200,000	200,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,408,479,643)		1,239,250,000
PNC Bank N.A., 0.06%, 5/01/14 (g) (Purchased on 4/30/14 to be repurchased at $108,000,180, collateralized by Fannie Mae Bond, 2.00% due at 5/01/28, aggregate original par and fair value of $123,255,540 and $111,560,013, respectively)	108,000	108,000,000
Total Value of PNC Bank N.A. (collateral value of $111,560,013)		108,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (Purchased on 3/28/14 to be repurchased at $80,012,089, collateralized by certificates of deposit, 0.20% to 0.25% due from 7/23/14 to 10/10/14, aggregate original par and fair value of $84,422,111 and $84,000,000, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.16%, 5/01/14 (e) (Purchased on 4/30/14 to be repurchased at $165,000,733, collateralized by various corporate/debt obligations, 0.00% to 1.35% due from 5/01/14 to 4/27/16, aggregate original par and fair value of $173,600,488 and $173,250,000, respectively)	165,000	165,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.15%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $210,000,875, collateralized by various corporate/debt obligations, 0.28% to 12.00% due from 5/05/14 to 11/01/46, aggregate original par and fair value of $221,538,271 and $220,500,001, respectively)	$210,000	$210,000,000
Total Value of RBC Capital Markets LLC (collateral value of $477,750,001)		455,000,000
SG Americas Securities LLC, 0.32%, 5/01/14 (e) (Purchased on 1/10/14 to be repurchased at $60,712,933, collateralized by various corporate/debt obligations, 0.41% to 14.75% due from 6/15/15 to 10/01/77, aggregate original par and fair value of $63,431,444 and $68,816,885, respectively)	60,640	60,640,000
SG Americas Securities LLC, 0.34%, 5/01/14 (e) (Purchased on 2/07/14 to be repurchased at $136,106,609, collateralized by various corporate/debt obligations, 0.41% to 14.75% due from 12/01/14 to 10/01/77, aggregate original par and fair value of $155,112,556 and $161,552,993, respectively)	136,000	136,000,000
Total Value of SG Americas Securities LLC (collateral value of $230,369,878)		196,640,000
UBS Securities LLC, 0.26%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $240,001,733, collateralized by various corporate/debt obligations, 0.00% to 15.00% due from 5/02/14 to 12/31/49, aggregate original par and fair value of $318,287,806 and $280,554,484, respectively)	240,000	240,000,000
Total Value of UBS Securities LLC (collateral value of $280,554,484)		240,000,000
Wells Fargo Securities LLC, 0.23%, 5/01/14 (e) (Purchased on 9/20/13 to be repurchased at $164,233,654, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 10.03% due from 12/01/14 to 4/16/59, aggregate original par and fair value of $996,337,084 and $188,797,833, respectively)	164,000	164,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	25

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.38%, 5/08/14 (Purchased on 2/07/14 to be repurchased at $140,133,000, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 12.13% due from 5/09/14 to 4/16/59, aggregate original par and fair value of $1,205,916,177 and $164,126,039, respectively)	$140,000	$140,000,000
Wells Fargo Securities LLC, 0.48%, 5/13/14 (Purchased on 3/14/14 to be repurchased at $94,075,200, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.30% to 10.03% due from 5/15/14 to 2/17/51, aggregate original par and fair value of $251,888,328 and $108,171,892, respectively)	94,000	94,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.46%, 7/15/14 (Purchased on 4/14/14 to be repurchased at $101,399,060, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 12.13% due from 5/12/14 to 4/16/59, aggregate original par and fair value of $490,004,055 and $121,351,356, respectively)	$101,280	$101,280,000
Total Value of Wells Fargo Securities LLC (collateral value of $582,447,120)		499,280,000
Total Repurchase Agreements — 11.2%		5,239,170,000
Total Investments (Cost $46,514,792,627*) — 99.5%		46,514,792,627
Other Assets Less Liabilities — 0.5%		253,113,981

Net Assets — 100.0%		$46,767,906,608

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in issuers considered to be an affiliate of the Fund during the six months ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2013	Par Purchased	Par Sold	Par held at April 30, 2014	Income
PNC Bank N.A.	—	$16,024,200,000	$15,916,200,000	$108,000,000	$91,124

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	TempFund
(Percentages shown are based on Net Assets)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$46,514,792,627	—	$46,514,792,627

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $52,508,375 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	27

Schedule of Investments April 30, 2014 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.10%, 5/22/14	$111,000	$110,993,598
0.10%, 6/05/14	151,000	150,985,319
0.09%, 6/19/14	200,000	199,975,500
0.09%, 6/26/14	99,800	99,786,028
0.09%, 7/03/14	1,045,500	1,045,339,297
0.09%, 7/10/14	152,030	152,004,083
0.11%, 8/14/14	286,300	286,209,604
0.08%, 8/21/14	247,970	247,912,140
0.08%, 8/28/14	217,000	216,942,616
0.09%, 9/11/14	154,450	154,400,072
0.08%, 9/25/14	224,500	224,426,663
0.07%, 10/02/14	198,340	198,282,729
0.05%, 10/16/14	51,660	51,649,151
0.05%, 10/23/14	45,550	45,539,482
0.05%, 10/30/14	125,000	124,969,667
0.14%, 11/13/14	110,000	109,919,150
0.13%, 4/02/15	125,000	124,848,333
0.11%, 4/30/15	67,520	67,447,634
U.S. Treasury Notes:
0.25% - 2.25%, 5/31/14	81,420	81,501,773
0.75%, 6/15/14	142,640	142,745,805
0.63%, 7/15/14	487,688	488,198,663
0.50%, 8/15/14	150,000	150,170,945
0.25%, 8/31/14	150,000	150,072,786
0.38%, 11/15/14	178,744	178,994,444
0.25%, 11/30/14	105,540	105,627,030
0.25%, 1/15/15	314,360	314,608,814
0.25%, 1/31/15	81,163	81,231,351
0.08%, 1/31/16 (b)	175,950	175,875,019
0.10%, 4/30/16 (b)	67,572	67,572,000
Total U.S. Treasury Obligations — 33.8%		5,548,229,696

Repurchase Agreements
Bank of Nova Scotia, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $25,000,035, collateralized by various U.S. Treasury obligations, 0.25% to 8.00% due from 1/31/15 to 1/15/28, aggregate original par and fair value of $25,001,800 and $25,500,105, respectively)	25,000	25,000,000
Total Value of Bank of Nova Scotia (collateral value of $25,500,105)		25,000,000
Barclays Capital, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $326,221,453, collateralized by various U.S. Treasury obligations, 0.00% to 2.63% due from 11/15/18 to 2/15/44, aggregate original par and fair value of $412,144,137 and $332,745,453, respectively)	326,221	326,221,000

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.04%, 5/06/14 (Purchased on 4/29/14 to be repurchased at $232,001,804, collateralized by various U.S. Treasury obligations, 0.00% to 1.00% due from 3/31/17 to 11/15/41, aggregate original par and fair value of $273,026,836 and $236,640,084, respectively)	$232,000	$232,000,000
Total Value of Barclays Capital, Inc. (collateral value of $569,385,537)		558,221,000
BNP Paribas Securities Corp., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $8,000,011, collateralized by U.S. Treasury Inflation Indexed Note, 1.13% due at 1/15/21, aggregate original par and fair value of $7,116,800 and $8,160,049, respectively)	8,000	8,000,000
BNP Paribas Securities Corp., 0.06%, 5/07/14 (c) (Purchased on 4/02/14 to be repurchased at $700,106,167, collateralized by various U.S. Treasury obligations, 0.13% to 0.63% due from 3/31/16 to 1/15/23, aggregate original par and fair value of $723,339,100 and $714,000,053, respectively)	700,000	700,000,000
BNP Paribas Securities Corp., 0.06%, 5/07/14 (c) (Purchased on 4/03/14 to be repurchased at $403,061,122, collateralized by various U.S. Treasury obligations, 0.08% to 2.38% due from 1/15/15 to 2/15/44, aggregate original par and fair value of $406,154,400 and $411,060,056, respectively)	403,000	403,000,000
BNP Paribas Securities Corp., 0.06%, 5/07/14 (c) (Purchased on 4/04/14 to be repurchased at $488,076,453, collateralized by U.S. Treasury Inflation Indexed Note, 0.50% to 2.38% due from 7/15/14 to 2/15/40, aggregate original par and fair value of $407,199,500 and $497,760,023, respectively)	488,000	488,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $1,630,980,181)		1,599,000,000
Citigroup Global Markets, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $21,675,030, collateralized by U.S. Treasury Note, 1.00% due at 5/31/18, aggregate original par and fair value of $22,393,500 and $22,108,506, respectively)	21,675	21,675,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $22,108,506)		21,675,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.03%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $150,000,125, collateralized by U.S. Treasury Inflation Indexed Notes, 0.50% to 2.00% due from 1/15/15 to 1/15/16, aggregate original par and fair value of $125,387,800 and $153,004,059, respectively)	$150,000	$150,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $153,004,059)		150,000,000
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $320,000,444, collateralized by U.S. Treasury Notes, 0.63% to 2.38% due from 10/31/14 to 11/15/16, aggregate original par and fair value of $321,400,300 and $326,400,049, respectively)	320,000	320,000,000
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $325,000,451, collateralized by various U.S. Treasury obligations, 0.00% to 2.75% due from 5/01/14 to 2/15/40, aggregate original par and fair value of $563,261,514 and $331,500,072, respectively)	325,000	325,000,000
Deutsche Bank Securities, Inc., 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $53,000,074, collateralized by various U.S. Treasury obligations, 0.63% to 5.50% due from 8/15/28 to 2/15/43, aggregate original par and fair value of $45,916,900 and $54,060,086, respectively)	53,000	53,000,000
Deutsche Bank Securities, Inc., 0.07%, 5/07/14 (c) (Purchased on 4/03/14 to be repurchased at $445,078,740, collateralized by U.S. Treasury Notes, 1.25% to 2.00% due from 6/30/15 to 11/30/20, aggregate original par and fair value of $457,802,200 and $453,900,081, respectively)	445,000	445,000,000
Deutsche Bank Securities, Inc., 0.06%, 5/07/14 (c) (Purchased on 4/15/14 to be repurchased at $247,037,050, collateralized by U.S. Treasury Notes, 2.00% to 2.13% due from 5/31/15 to 2/15/23, aggregate original par and fair value of $251,212,100 and $251,940,036, respectively)	247,000	247,000,000
Deutsche Bank Securities, Inc., 0.06%, 5/07/14 (c) (Purchased on 4/22/14 to be repurchased at $416,062,400, collateralized by U.S. Treasury Notes, 0.63% to 1.88% due from 6/30/15 to 11/15/16, aggregate original par and fair value of $419,012,900 and $424,320,066, respectively)	416,000	416,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $1,842,120,390)		1,806,000,000

Repurchase Agreements	Par (000)	Value
Federal Reserve Bank of New York, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $3,800,005,278, collateralized by U.S. Treasury Bonds, 3.00% to 3.75% due from 8/15/41 to 5/15/42, aggregate original par and fair value of $4,007,133,800 and $3,800,005,307, respectively)	$3,800,000	$3,800,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $3,800,005,307)		3,800,000,000
HSBC Securities (USA) Inc., 0.04%, 5/01/14 (d) (Purchased on 1/27/14 to be repurchased at $481,050,238, collateralized by U.S. Treasury Strips, 0.00% due from 5/15/24 to 2/15/44, aggregate original par and fair value of $927,900,309 and $490,621,583, respectively)	481,000	481,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $490,621,583)		481,000,000
JPMorgan Securities LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $15,000,021, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/30 to 11/15/34, aggregate original par and fair value of $28,926,000 and $15,301,787, respectively)	15,000	15,000,000
JPMorgan Securities LLC, 0.05%, 5/01/14 (d) (Purchased on 8/28/13 to be repurchased at $200,302,153, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/25 to 8/15/42, aggregate original par and fair value of $336,748,700 and $204,003,298, respectively)	200,000	200,000,000
Total Value of JPMorgan Securities LLC (collateral value of $219,305,085)		215,000,000
Morgan Stanley & Co. LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $22,000,031, collateralized by U.S. Treasury Note, 0.38% due at 4/30/16, aggregate original par and fair value of $22,471,600 and $22,440,005, respectively)	22,000	22,000,000
Morgan Stanley & Co. LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $874,001,214, collateralized by U.S. Treasury Notes, 0.63% to 1.25% due from 10/31/15 to 11/30/18, aggregate original par and fair value of $883,427,000 and $891,480,007, respectively)	874,000	874,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $913,920,012)		896,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	29

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $235,000,326, collateralized by various U.S. Treasury obligations, 0.13% to 8.13% due from 6/30/17 to 8/15/42, aggregate original par and fair value of $226,194,900 and $239,700,023, respectively)	$235,000	$235,000,000
Total Value of SG Americas Securities LLC (collateral value of $239,700,023)		235,000,000
TD Securities (USA) LLC, 0.04%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $10,000,011, collateralized by U.S. Treasury Note, 0.25% due at 5/15/16, aggregate original par and fair value of $10,232,300 and $10,200,032, respectively)	10,000	10,000,000
Total Value of TD Securities (USA) LLC (collateral value of $10,200,032)		10,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.05%, 5/01/14 (Purchased on 4/30/14 to be repurchased at $419,000,582, collateralized by various U.S. Treasury obligations, 0.00% to 8.75% due from 5/15/14 to 11/15/43, aggregate original par and fair value of $422,258,110 and $427,380,021, respectively)	$419,000	$419,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $427,380,021)		419,000,000
Total Repurchase Agreements — 62.3%		10,215,896,000
Total Investments (Cost $15,764,125,696*) — 96.1%		15,764,125,696
Other Assets Less Liabilities — 3.9%		641,347,698

Net Assets — 100.0%		$16,405,473,394

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,764,125,696	—	$15,764,125,696

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $831,888,328 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.00% - 0.06%, 5/01/14	$1,364,283	$1,364,283,000
0.03% - 0.08%, 5/08/14	861,182	861,174,622
0.00% - 0.10%, 5/15/14	553,400	553,379,924
0.00% - 0.10%, 5/22/14	1,214,651	1,214,629,592
0.01% - 0.05%, 5/29/14	1,099,410	1,099,389,910
0.05% - 0.10%, 6/05/14	334,000	333,981,260
0.05% - 0.06%, 6/12/14	186,445	186,433,522
0.05% - 0.09%, 6/19/14	531,000	530,961,631
0.05% - 0.09%, 6/26/14	278,409	278,385,946
0.02% - 0.09%, 7/03/14	942,166	942,067,215
0.03% - 0.09%, 7/10/14	1,250,000	1,249,888,485
0.03%, 7/17/14	145,620	145,610,656
0.03%, 7/24/14	546,150	546,109,072
0.02%, 7/31/14	600,000	599,965,496
0.09%, 9/11/14	200,000	199,934,978

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 6/15/14	$142,315	$142,439,654
0.63%, 7/15/14	191,450	191,659,745
0.50%, 8/15/14	20,000	20,023,970
0.25%, 9/15/14	201,400	201,552,917
0.08%, 1/31/16 (b)	97,322	97,283,333
0.10%, 4/30/16 (b)	39,150	39,150,000
Total U.S. Treasury Obligations — 117.3%		10,798,304,928
Total Investments (Cost $10,798,304,928*) — 117.3%		10,798,304,928
Liabilities in Excess of Other Assets — (17.3)%		(1,593,388,662)

Net Assets — 100.0%		$9,204,916,266

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$10,798,304,928	—	$10,798,304,928

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $6,935 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	31

Schedule of Investments April 30, 2014 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.4%
Alaska Municipal Bond Bank Authority RB (Governmental Purpose Project) Series 2013-2A MB, 2.00%, 6/01/14	$160	$160,227
Alaska Student Loan Corp. RB Series 2007A-3 AMT MB, 5.00%, 6/01/14	500	502,039

		662,266
Arizona — 0.5%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.28%, 5/07/14 (a)	315	315,000
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	225	226,395
Pima County COP Series 2014 MB, 2.00%, 12/01/14	300	303,100

		844,495
Arkansas — 1.0%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.20%, 5/07/14 (a)	1,800	1,800,000
California — 1.9%
California Public Works Board Lease Revenue RB SPEARS Series 2014A-DBE-1297 VRDN (Deutsche Bank A.G. Guaranty), 0.16%, 5/07/14 (a)(b)(c)	415	415,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	2,900	2,907,438

		3,322,438
Connecticut — 0.2%
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	370	370,688
Florida — 0.6%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.23%, 11/26/14 (a)	1,100	1,100,000
Illinois — 2.8%
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.22%, 5/07/14 (a)(b)(c)	500	500,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.22%, 5/07/14 (a)(b)(c)	200	200,000
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.22%, 5/07/14 (a)	1,415	1,415,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.47%, 5/07/14 (a)	2,015	2,015,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	450	452,639
Mchenry County RB Series 2007B MB, 4.50%, 1/15/15	300	308,969

		4,891,608
Iowa — 6.2%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	820	821,199
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.20%, 5/07/14 (a)	9,800	9,800,000

		10,621,199

Municipal Bonds	Par (000)	Value
Kansas — 1.9%
Leawood GO Series 2013-1, 1.25%, 9/01/14	$3,200	$3,210,680
Kentucky — 1.8%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 5/07/14 (a)	1,780	1,780,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	1,400	1,412,934

		3,192,934
Louisiana — 7.2%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.26%, 5/07/14 (a)	2,400	2,400,000
Louisiana GO Series 2012A MB, 5.00%, 8/01/14	100	101,220
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.23%, 5/07/14 (a)	6,000	6,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.07%, 5/01/14 (a)	3,900	3,900,000

		12,401,220
Maryland — 1.7%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 5/07/14 (a)	1,605	1,605,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/14 (a)	1,365	1,365,000

		2,970,000
Massachusetts — 1.1%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.21%, 11/26/14 (a)	1,000	1,000,000
Massachusetts School Building Authority RB Series 2009A MB, 4.00%, 5/15/14	325	325,477
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.21%, 11/26/14 (a)	495	495,000

		1,820,477
Michigan — 2.3%
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.32%, 5/07/14 (a)	1,800	1,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 5/07/14 (a)	1,600	1,600,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.22%, 5/07/14 (a)	500	500,000

		3,900,000
Minnesota — 0.2%
University of Minnesota GO Series 2011A MB, 5.00%, 12/01/14	350	359,761
Mississippi — 1.7%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	100,000

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Jackson County Port Facility RB (Chevron USA, Inc. Project) Series 1993 VRDN, 0.07%, 5/01/14 (a)	$2,800	$2,800,000

		2,900,000
Missouri — 4.3%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.32%, 5/07/14 (a)	1,625	1,625,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.23%, 5/07/14 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.15%, 5/07/14 (a)	1,745	1,745,000

		7,370,000
Nebraska — 0.5%
Nebraska COP Series 2010B MB, 1.20%, 9/15/14	830	832,930
Nevada — 1.8%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,406,659
Clark County Highway Improvement Revenue RB (Indexed Fuel Tax & Motor Vehicle Fuel Tax Project) SPEARS Series 2014A-DBE-1283 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	455	455,000
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15	200	200,000

		3,061,659
New Hampshire — 1.2%
Cheshire County GO Series 2014 TAN, 1.00%, 12/30/14	1,000	1,005,305
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 5/07/14 (a)	685	685,000
New Hampshire Municipal Bond Bank RB Series 2010A MB, 5.00%, 8/15/14	150	152,075
New Hampshire RB (Grant Anticipation Project) Series 2012 MB, 4.00%, 9/01/14	200	202,473

		2,044,853
New Jersey — 10.5%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	400	400,864
Cape May GO Series 2013, 1.00%, 7/18/14	900	901,110
Cranford Township GO Series 2014 BAN, 1.00%, 1/30/15	106	106,732
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	2,295	2,299,715
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	300	300,439
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	400	401,367
Galloway Township GO Series 2013A, 1.00%, 12/18/14	1,105	1,109,032
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	600	600,362
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	10,600	10,626,889
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	200	200,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Toms River Township GO Series 2013, 1.50%, 6/26/14	$340	$340,626
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	510	510,161
Westwood GO Series 2014 BAN, 1.00%, 2/27/15 (d)	300	301,665

		18,098,962
New Mexico — 0.4%
Farmington Municipal School District Number 5 GO (School Building Project) Series 2014A MB, 2.00%, 9/01/14 (d)	600	602,562
New Mexico Finance Authority RB (Transportation Refunding Project) Series 2010 MB, 3.00%, 6/15/14	100	100,340

		702,902
New York — 3.9%
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.18%, 5/07/14 (a)	1,900	1,900,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.07%, 5/01/14 (a)	2,500	2,500,000
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	1,400	1,401,304
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,000	1,000,658

		6,801,962
North Carolina — 0.9%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.22%, 5/07/14 (a)	1,450	1,450,000
University of North Carolina At Chapel Hill RB Series 2009A MB, 4.00%, 12/01/14	100	102,174

		1,552,174
Ohio — 1.3%
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,555
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	300	300,530
Ohio GO (Third Frontier Research and Development Project) Series 2012 MB, 2.00%, 11/01/14	175	176,556
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 5/01/14 (a)	1,600	1,600,000

		2,177,641
Oklahoma — 3.0%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC), 0.23%, 5/07/14 (a)	5,250	5,250,000
Oregon — 0.3%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	545	547,176
Pennsylvania — 3.2%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.26%, 5/07/14 (a)	300	300,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	33

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.42%, 5/07/14 (a)	$2,590	$2,590,000
Philadelphia Airport RB SPEARS Series 2008DB-495 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.19%, 5/07/14 (a)(b)(c)	1,700	1,700,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC), 0.11%, 5/07/14 (a)	1,000	1,000,000

		5,590,000
Rhode Island — 0.2%
Cumberland GO Series 2013, 1.00%, 6/12/14	350	350,201
Texas — 6.0%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.23%, 5/07/14 (a)	5,000	5,000,000
Dallas Area Rapid Transit RB Series 2008 MB, 5.00%, 12/01/14	100	102,768
Dallas Area Rapid Transit RB Series 2010A MB, 5.00%, 12/01/14	50	51,388
Garland GO Series 2012A2 TECP (Royal Bank of Canada LOC), 0.13%, 6/17/14	1,200	1,200,000
Houston Airport System Revenue RB Series 2011A AMT MB, 5.00%, 7/01/14	3,050	3,074,668
San Antonio Airport System Series 2012 MB, 4.00%, 7/01/14	400	402,459
Schertz-Cibolo-Universal City ISD GO (School Building Project) Series 2007 MB (Texas PSF-GTD Insurance), 5.00%, 2/01/15	100	103,556
Tarrant County Cultural Education Facilities Finance Corp. RB (Educational Facilities Project) Series 2008 MB (Scott and White Memorial Hospital Corporate Underlier), 5.00%, 8/15/14	80	81,111
Tarrant County Cultural Education Facilities Finance Corp. RB Series 2013 MB (Methodist Hospital of Dallas Corporate Underlier), 2.00%, 10/01/14	125	125,939
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	140	141,945

		10,283,834
Utah — 0.3%
Nebo School District GO (School Building Project) Series 2014B MB, 2.00%, 7/01/14	405	406,240
Utah GO Series 2004A MB, 5.00%, 7/01/14	100	100,796

		507,036
Virginia — 0.9%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.20%, 11/26/14 (a)	1,500	1,500,000
Washington — 0.1%
Washington GO Series 2008A MB, 5.00%, 7/01/14	155	156,237

Municipal Bonds	Par (000)	Value
Wisconsin — 8.5%
Germantown GO Series 2014A MB, 2.00%, 3/01/15 (d)	$200	$202,784
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.19%, 5/07/14 (a)	2,475	2,475,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.39%, 5/07/14 (a)	1,120	1,120,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.18%, 11/26/14 (a)	860	860,000
Wisconsin Petroleum Inspection Fee Revenue Series 2014 TECP, 0.11%, 5/02/14	10,000	10,000,000

		14,657,784
Wyoming — 6.0%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC), 0.22%, 5/07/14 (a)	4,000	4,000,000
Wyoming Community Development Authority RB Municipal Trust Receipts Floaters Series 2006-1424-R VRDN (Bank of America N.A. SBPA), 0.20%, 5/07/14 (a)(b)(c)	6,435	6,435,000

		10,435,000
Total Municipal Bonds — 84.8%		146,288,117

Closed-End Investment Companies (a)(b)
California — 11.6%
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility), 0.19%, 5/07/14	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility), 0.19%, 5/07/14	10,000	10,000,000

		20,000,000
Multi-State — 5.7%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.20%, 5/07/14	9,800	9,800,000
Total Closed-End Investment Companies — 17.3%		29,800,000
Total Investments (Cost $176,088,117*) — 102.1%		176,088,117
Liabilities in Excess of Other Assets — (2.1)%		(3,610,125)

Net Assets — 100.0%		$172,477,992

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	MuniCash

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$176,088,117	—	$176,088,117

[1]	See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $182,695 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	35

Schedule of Investments April 30, 2014 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Alabama Federal Aid Highway Financial Authority RB RIB Floater Trust Series 2012-2W VRDN (Barclays Bank PLC SBPA), 0.17%, 5/07/14 (a)(b)(c)	$2,200	$2,200,000
Alabama Public School & College Authority RB (Capital Improvement Pool Project) Series 2013A MB, 5.00%, 6/01/14	1,910	1,917,821
Gadsden Industrial Development Board PCRB (Alabama Power Company Project) Series 1994 VRDN, 0.09%, 5/01/14 (c)	6,150	6,150,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.15%, 5/07/14 (c)	4,880	4,880,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.12%, 5/07/14 (c)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.16%, 5/07/14 (c)	4,670	4,670,000

		29,817,821
Alaska — 0.0%
Matanuska-Susitna GO (School Buildings Project) Series 2005A MB, 5.25%, 4/01/15 (d)	500	523,385
Arizona — 1.7%
Arizona Department of Transportation State Highway Fund RB (Highway Revenue Project) Series 2011A MB, 3.00%, 7/01/14	300	301,337
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.15%, 5/07/14 (a)(b)(c)	14,620	14,620,000
Arizona Transportation Board RB (Maricopa County Regional Area Road Fund Project) Series 2009 MB, 3.00%, 7/01/14	400	401,898
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.13%, 5/07/14 (c)	8,630	8,630,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.14%, 5/07/14 (a)(b)(c)	1,200	1,200,000
Salt River Project Agricultural Improvement & Power District RB Series 2009A ROC-RR-II-R-12276 VRDN (Citibank N.A. SBPA), 0.13%, 5/07/14 (a)(b)(c)	5,000	5,000,000

		30,153,235
Arkansas — 0.0%
Fort Smith RB (Sales and Use Tax Project) Series 2012 MB, 2.00%, 5/01/14	765	765,000
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	100,293

		865,293
California — 11.6%
California Educational Facility Authority RB SPEARS (Pomona College Project) Series 2007DB-373 VRDN (Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	5,697	5,697,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 5/07/14 (a)(b)(c)	4,100	4,100,000

Municipal Bonds	Par (000)	Value
California (concluded)
California Public Works Board Lease Revenue RB SPEARS Series 2014A-DBE-1297 VRDN (Deutsche Bank A.G. Guaranty), 0.16%, 5/07/14 (a)(b)(c)	$3,995	$3,995,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	27,800	27,871,303
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	5,300	5,308,333
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	1,950	1,950,000
California School Cash Reserve Program Authority RB Series 2013H, 2.00%, 6/02/14	1,445	1,447,258
California School Cash Reserve Program Authority RB Series 2013I, 2.00%, 6/02/14	850	851,329
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.17%, 5/07/14 (a)(b)(c)	10,265	10,265,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.10%, 5/07/14 (c)	4,000	4,000,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.20%, 5/07/14 (a)(b)(c)	15,000	15,000,000
Long Beach Community College District GO SPEARS Series 2008-670 VRDN (AGM Insurance, Deutsche Bank A.G. SBPA), 0.14%, 5/07/14 (a)(b)(c)	5,197	5,197,000
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	3,600	3,644,739
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	6,200	6,276,670
Los Angeles Department of Water & Power RB Series 2001B-1 VRDN (Royal Bank of Canada SBPA), 0.10%, 5/07/14 (c)	27,300	27,300,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 5/07/14 (c)	57,000	57,000,000
San Francisco City & County Redevelopment Agency Special Tax RB (Hunters Point Project) Series 2005A-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 5/07/14 (c)	1,750	1,750,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 5/07/14 (a)(b)(c)	10,610	10,610,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 5/07/14 (a)(b)(c)	11,440	11,440,000

		203,703,632
Colorado — 3.0%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.14%, 5/07/14 (c)	8,515	8,515,000

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.14%, 5/07/14 (c)	$5,455	$5,455,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.12%, 5/07/14 (c)	645	645,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.15%, 5/07/14 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.13%, 5/07/14 (c)	845	845,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.16%, 5/07/14 (c)	2,500	2,500,000

		53,200,000
Connecticut — 2.0%
Connecticut GO Series 2014A MB, 1.50%, 3/01/15	10,000	10,114,416
Connecticut Health & Educational Facility Authority RB Municipal Trust Floaters Series 2007-1884 VRDN (AGM Insurance, Wells Fargo Bank N.A. SBPA), 0.12%, 5/07/14 (a)(b)(c)	1,200	1,200,000
Connecticut Housing Finance Authority RB Series 2009A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 5/01/14 (c)	10,470	10,470,000
Milford GO Series 2013A BAN, 1.00%, 5/12/14	6,234	6,235,606
Naugatuck GO Series 2014 BAN, 1.00%, 3/17/15	7,500	7,556,769

		35,576,791
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	1,585	1,585,000
Delaware Transportation Authority RB Series 2010A MB, 5.00%, 7/01/14	200	201,628

		1,786,628
District of Columbia — 1.2%
District of Columbia GO SPEARS Series 2007DB-463 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 5/07/14 (a)(b)(c)	16,453	16,453,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	1,600	1,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.15%, 5/07/14 (a)(b)(c)	2,400	2,400,000

		20,453,000
Florida — 7.9%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (a)(b)(c)	10,305	10,305,000

Municipal Bonds	Par (000)	Value
Florida (concluded)
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (a)(b)(c)	$4,830	$4,830,000
Florida GO (State Board Education Public Education Capital Outlay 2007) Series 2008C MB, 5.00%, 6/01/14	750	753,163
Florida GO Series 2005B MB, 5.00%, 1/01/15	785	810,403
Florida’s Turnpike Enterprise RB (Department Transportation Project) Series 2014 MB, 5.00%, 7/01/14	610	614,955
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.14%, 5/07/14 (c)	36,625	36,625,000
Lake County RB SPEARS Series 2008DB-492 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 5/07/14 (a)(b)(c)	10,767	10,767,000
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	16,835	16,835,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (a)(b)(c)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.23%, 11/26/14 (c)	4,760	4,760,000
Orlando-Orange County Expressway Authority RB Eagle Trust Receipts Series 2007-0107A VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. SBPA), 0.13%, 5/07/14 (a)(b)(c)	6,700	6,700,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.20%, 5/07/14 (a)(b)(c)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.14%, 5/07/14 (a)(b)(c)	21,000	21,000,000
St. Johns County RB SPEARS Series 2008-DB-486 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	7,764	7,764,000

		139,659,521
Georgia — 0.6%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.17%, 5/07/14 (c)	1,835	1,835,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	2,900	2,900,000
Metro Atlantic Rapid Transit Authority RB (Sales Tax Revenue Project) Series 2013D-2 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 8/12/14	5,000	5,000,000
Richmond County Board of Education GO Series 2012 MB, 5.00%, 10/01/14	780	795,516

		10,530,516

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	37

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Hawaii — 0.1%
Hawaii GO Series 2009DQ MB, 4.00%, 6/01/14	$1,195	$1,198,937
Illinois — 3.6%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.31%, 5/01/14 (c)	13,000	13,000,000
Chicago GO SPEARS Series 2008A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.22%, 5/07/14 (a)(b)(c)	3,140	3,140,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.16%, 3/12/15	5,400	5,400,000
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.18%, 5/07/14 (c)	1,810	1,810,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 5/07/14 (c)	15,448	15,448,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 5/07/14 (c)	7,050	7,050,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.29%, 5/07/14 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.16%, 5/07/14 (a)(b)(c)	3,800	3,800,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.14%, 5/07/14 (c)	5,300	5,300,000

		63,638,000
Indiana — 2.6%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 5/07/14 (c)	1,700	1,700,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A VRDN (The Bank of New York Mellon Corp. SBPA), 0.08%, 5/01/14 (c)	6,000	6,000,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.10%, 5/01/14 (c)	13,100	13,100,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2-RM VRDN (BMO Harris Bank N.A. SBPA), 0.13%, 5/07/14 (c)	15,000	15,000,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.12%, 5/07/14 (a)(b)(c)	10,000	10,000,000

		45,800,000
Iowa — 2.8%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.20%, 5/07/14 (c)	50,000	50,000,000
Kansas — 1.5%
Kansas Department of Transportation Highway RB Series 2002C-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 5/07/14 (c)	11,075	11,075,000

Municipal Bonds	Par (000)	Value
Kansas (concluded)
Kansas Development Finance Authority RB Series 2013B MB, 3.00%, 5/01/14	$1,795	$1,795,000
Wichita GO Series 2013-260, 0.19%, 10/15/14	13,010	13,010,000

		25,880,000
Kentucky — 1.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.13%, 5/07/14 (c)	2,150	2,150,000
Kentucky Economic Development Finance Authority RB (Baptist Healthcare Project) Series 2009 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 5/01/14 (c)	11,700	11,700,000
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	5,400	5,449,888

		19,299,888
Louisiana — 5.2%
Bossier Parish School Board GO Series 2014 MB, 4.00%, 3/01/15 (e)	1,610	1,654,645
Louisiana GO Series 2013C MB, 5.00%, 7/15/14	1,100	1,111,046
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.22%, 5/07/14 (c)	4,830	4,830,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.18%, 5/07/14 (c)	7,500	7,500,000
Louisiana Offshore Terminal Authority RB (Loop LLC Project) Series 2013B VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 5/07/14 (c)	8,400	8,400,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2005 VRDN, 0.07%, 5/01/14 (c)	16,800	16,800,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.07%, 5/01/14 (c)	6,700	6,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.09%, 5/07/14 (c)	16,300	16,300,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.07%, 5/01/14 (c)	1,500	1,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.09%, 5/07/14 (c)	22,500	22,500,000
Louisiana Public Facilities Authority RB (Hurricane Recovery Project) Series 2007 MB, 5.00%, 6/01/14	2,995	3,006,705
Louisiana RB Series 2013A MB, 2.00%, 6/15/14	1,050	1,052,390

		91,354,786
Maryland — 2.5%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	3,305	3,305,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 5/07/14 (c)	1,575	1,575,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	2,525	2,525,000

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	$8,245	$8,245,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	8,835	8,835,000
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.15%, 5/07/14 (c)	2,420	2,420,000
Montgomery County GO (Consolidated Public Improvement Project) Series 2005A MB, 5.00%, 7/01/14	100	100,795
Montgomery County GO Series 2011A MB, 5.00%, 7/01/14	1,230	1,240,034
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	1,300	1,300,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 5/07/14 (c)	1,885	1,885,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	4,095	4,095,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 5/07/14 (c)	9,325	9,325,000

		44,850,829
Massachusetts — 1.7%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.21%, 11/26/14 (c)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.10%, 5/07/14 (c)	3,900	3,900,000
Massachusetts Development Finance Agency RB Municipal Trust Receipts Floaters Series 2006-1336 VRDN (Credit Suisse A.G. SBPA), 0.12%, 5/07/14 (a)(b)(c)	2,000	2,000,000
Massachusetts Health & Educational Facilities Authority RB (Amherst College Project) Series 2003H Mandatory Put Bonds, 1.00%, 11/01/14 (c)	980	984,265
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare Systems Project) Series 1997P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 5/07/14 (c)	13,450	13,450,000
Melrose GO Series 2013 BAN, 1.00%, 11/14/14	4,700	4,719,739
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.21%, 11/26/14 (c)	2,615	2,615,000

		29,669,004
Michigan — 0.8%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.18%, 11/26/14 (c)	5,200	5,200,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.18%, 11/26/14 (c)	$4,520	$4,520,000
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 5/07/14 (c)	4,585	4,585,000

		14,305,000
Mississippi — 2.5%
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011D VRDN (Chevron Corp. Guaranty), 0.07%, 5/01/14 (c)	2,400	2,400,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.07%, 5/01/14 (c)	9,320	9,320,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010A VRDN, 0.10%, 5/07/14 (c)	12,600	12,600,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.07%, 5/01/14 (c)	7,815	7,815,000
Mississippi Business Finance Corporation RB (Chevron USA, Inc. Project) Series 2010K VRDN, 0.07%, 5/01/14 (c)	10,800	10,800,000
Rankin County School District GO (Limited Tax Notes Project) Series 2013 MB, 2.25%, 8/01/14	560	562,728

		43,497,728
Missouri — 1.3%
Missouri Regional Convention & Sports Complex Authority RB (Convention & Sports Facilities Project) Series 2013A MB, 2.00%, 8/15/14	1,840	1,849,414
Missouri State Health and Educational Facilities RB (BJC Health System Project) SPEARS Series 2014DBE-1279 VRDN (Deutsche Bank A.G. SBPA), 0.13%, 5/07/14 (a)(b)(c)	9,500	9,500,000
St. Louis General Fund GO Series 2013 TRAN, 2.00%, 5/30/14	6,900	6,909,919
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.10%, 5/01/14 (c)	4,700	4,700,000

		22,959,333
Multi-State — 0.1%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.22%, 5/07/14 (a)(b)(c)	1,200	1,200,000
Nebraska — 0.1%
Lincoln GO (Highway Allocation Fund Project) Series 2012 MB, 5.00%, 11/15/14	1,165	1,195,674
Nevada — 1.3%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	18,900	18,952,436
Clark County Highway Improvement Revenue RB (Indexed Fuel Tax & Motor Vehicle Fuel Tax Project) SPEARS Series 2014A-DBE-1283 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	4,380	4,380,000

		23,332,436

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	39

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 4.5%
Gloucester Township GO Series 2014 MB, 1.00%, 2/15/15	$634	$637,499
Montclair Township GO (General Improvements Project) Series 2013 MB, 4.00%, 3/01/15	300	309,469
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	74,705	74,896,183
Toms River Township GO Series 2013, 1.50%, 6/26/14	2,180	2,184,013
West Caldwell Township GO Series 2014 MB, 3.00%, 2/01/15	560	571,837

		78,599,001
New Mexico — 0.0%
Albuquerque Metropolitan Arroyo Flood Control Authority GO Series 2014, 2.00%, 8/01/14	300	301,394
New York — 7.5%
New York City GO Series 2012G-6 VRDN (Mizuho Corporate Bank Ltd. LOC), 0.09%, 5/01/14 (c)	10,000	10,000,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.07%, 5/01/14 (c)	35,000	35,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.09%, 5/01/14 (c)	24,475	24,475,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.07%, 5/01/14 (c)	5,950	5,950,000
New York City Municipal Water Finance Authority RB (Second General Project) Series 2010DD-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.09%, 5/01/14 (c)	21,600	21,600,000
New York City Municipal Water Finance Authority RB Series 2011A-2 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.06%, 5/01/14 (c)	15,200	15,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.07%, 5/01/14 (c)	9,900	9,900,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.17%, 5/07/14 (a)(b)(c)	7,500	7,500,000
New York Housing Development Corp. RB Series 2013F Mandatory Put Bonds, 0.20%, 12/23/14	3,330	3,330,000

		132,955,000
North Carolina — 6.2%
Alamance County GO Series 2009 MB, 2.50%, 5/01/14	1,035	1,035,000
Buncombe County RB Series 2010A MB, 3.00%, 6/01/14	1,235	1,237,980
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.14%, 5/07/14 (c)	1,600	1,600,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.12%, 5/07/14 (c)	10,300	10,300,000
Charlotte Water & Sewer System Revenue RB (Water and Sewer System Refunding Project) Series 2011 MB, 3.00%, 12/01/14	1,525	1,550,544
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.14%, 5/07/14 (a)(b)(c)	9,805	9,805,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
The Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2005 MB, 5.00%, 1/15/15 (d)	$2,400	$2,482,389
Cumberland County RB Series 2011B MB, 4.00%, 11/01/14	1,100	1,120,818
Dare County RB Series 2012D MB, 2.00%, 6/01/14	1,390	1,392,175
Greensboro Combined Water & Sewer System RB Series 2012A MB, 4.00%, 6/01/14	545	546,721
Guilford County GO Series 2011 MB, 4.00%, 10/01/14	1,000	1,015,931
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.22%, 11/26/14 (c)	8,405	8,405,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	2,775	2,775,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1987A VRDN, 0.10%, 5/07/14 (c)	1,300	1,300,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1991B VRDN, 0.10%, 5/07/14 (c)	700	700,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.12%, 5/07/14 (c)	2,855	2,855,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012 MB, 3.00%, 6/01/14	400	400,972
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 5/07/14 (c)	26,900	26,900,000
Raleigh GO (Public Improvements Project) Series 2005 MB, 4.00%, 2/01/15	650	668,802
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 5/07/14 (c)	24,105	24,105,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.22%, 11/26/14 (c)	3,750	3,750,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.09%, 5/07/14 (c)	4,475	4,475,000
Winston-Salem Water & Sewer System RB Series 2011 MB, 4.00%, 6/01/14	825	827,681

		109,249,013
Ohio — 1.0%
Cleveland Municipal School District GO Series 2004 MB (AGM Insurance), 5.00%, 6/01/14 (d)	3,625	3,639,865
Lucas County GO (Various Purpose Improvements Project) Series 2013, 1.00%, 7/16/14	1,380	1,382,060
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 5/01/14 (c)	5,600	5,600,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 5/01/14 (c)	6,800	6,800,000

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio RB (Garvee Project) Series 2010-3 MB, 5.00%, 12/15/14	$445	$458,238

		17,880,163
Oklahoma — 0.5%
Tulsa IDA RB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.14%, 5/07/14 (a)(b)(c)	8,092	8,092,000
Oregon — 0.0%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	500	502,052
Pennsylvania — 3.8%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 5/07/14 (c)	11,510	11,510,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 5/01/14 (c)	27,800	27,800,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	10,215	10,215,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.14%, 5/07/14 (c)	4,175	4,175,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 5/01/14 (c)	9,500	9,500,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (c)	4,550	4,550,000

		67,750,000
South Carolina — 0.2%
Berkeley County GO Series 2010 MB, 5.00%, 3/01/15	3,330	3,464,759
Tennessee — 0.4%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.10%, 5/07/14 (c)	1,500	1,500,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.16%, 5/07/14 (c)	4,170	4,170,000
Oak Ridge GO Series 2013 MB, 2.00%, 6/01/14	700	701,023
Tennessee GO Series 2009A MB, 5.00%, 5/01/15	300	314,412

		6,685,435
Texas — 7.9%
Austin Water & Wastewater System Revenue RB Series 2012 MB, 5.00%, 11/15/14	600	615,801
Brownsville Utility System RB SPEARS Series 2008DBE-533 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 5/07/14 (a)(b)(c)	3,435	3,435,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Garland GO Series 2012A2 TECP (Royal Bank of Canada LOC), 0.13%, 6/17/14	$7,500	$7,500,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.08%, 5/01/14 (c)	15,800	15,800,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital Project) Series 2008A-1 VRDN, 0.08%, 5/01/14 (c)	200	200,000
Houston ISD GO (Public Property Financial Contractual Obligation Project) Series 2011 MB, 2.00%, 7/15/14	1,100	1,104,329
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.15%, 5/07/14 (a)(b)(c)	8,950	8,950,000
North Texas Tollway Authority RB Series 2005A MB (AGM Insurance), 5.00%, 1/01/15 (d)	3,035	3,150,228
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.10%, 5/07/14 (c)	24,300	24,300,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.10%, 5/07/14 (c)	1,500	1,500,000
San Antonio (Electric and Gas Systems Project) Series 2014A TECP (JPMorgan Chase Bank N.A. Guaranty), 0.10%, 8/07/14	20,000	20,000,000
San Antonio GO (Certificates Obligation Project) Series 2010 MB, 5.00%, 8/01/14	500	506,111
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.10%, 5/07/14 (c)	12,200	12,200,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.14%, 5/07/14 (a)(b)(c)	5,795	5,795,000
Tarrant County GO (Refunding and Improvement Limited Tax Project) Series 2013 MB, 1.00%, 7/15/14	1,080	1,081,809
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.12%, 5/07/14 (c)	2,600	2,600,000
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 5/07/14 (a)(b)(c)	9,445	9,445,000
University of Texas Permanent University Fund RB Series 2008A VRDN, 0.07%, 5/07/14 (c)	19,950	19,950,000
University of Texas RB (Financing System Project) Series 2012A MB, 2.00%, 8/15/14	500	502,751

		138,636,029
Utah — 0.1%
Salt Lake County GO Series 2011C MB, 5.00%, 12/15/14	700	721,101
Utah GO Series 2009C MB, 5.00%, 7/01/14	1,300	1,310,605

		2,031,706

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	41

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 2.5%
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.12%, 5/07/14 (c)	$1,720	$1,720,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.08%, 5/07/14 (c)	32,300	32,300,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.20%, 11/26/14 (c)	6,905	6,905,000
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	1,455	1,525,325
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.12%, 5/07/14 (a)(b)(c)	800	800,000
Virginia GO Series 2005A MB, 5.00%, 6/01/14	590	592,427

		43,842,752
Washington — 1.9%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.12%, 5/07/14 (a)(b)(c)	11,325	11,325,000
King County Series 2014A TECP (Bayerische Landesbank Girozentrale SBPA):
0.10%, 6/05/14	10,170	10,170,000
0.11%, 8/07/14	11,110	11,110,000
Washington GO (Motor Vehicle Fuel Tax Project) Series 2011B-1 MB, 4.00%, 8/01/14	500	504,891

		33,109,891
Wisconsin — 4.7%
Kenosha County GO Series 2013B MB, 2.00%, 6/01/14	510	510,779
Kenosha GO Series 2014 MB, 2.00%, 4/01/15	2,810	2,857,377
Wisconsin GO Series 2014-8 TECP:
0.09%, 5/02/14	15,000	15,000,000
0.09%, 5/08/14	10,000	10,000,000
0.10%, 5/16/14	31,000	31,000,000

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.18%, 11/26/14 (c)	$5,410	$5,410,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.11%, 5/07/14 (c)	4,280	4,280,000
Wisconsin Petroleum Inspection Fee Revenue Series 2014 TECP, 0.11%, 5/02/14	13,500	13,500,000

		82,558,156
Total Municipal Bonds — 98.2%		1,730,108,788

Closed-End Investment Companies (a)(c)
California — 0.1%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 5/07/14	2,500	2,500,000
Multi-State — 1.5%
Nuveen AMT-Free Municipal Income Fund Series 2013-2190-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.21%, 5/07/14	26,900	26,900,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 5/07/14	1,800	1,800,000
Total Closed-End Investment Companies — 1.7%		31,200,000
Total Investments (Cost $1,761,308,788*) — 99.9%		1,761,308,788
Other Assets Less Liabilities — 0.1%		992,418

Net Assets — 100.0%		$1,762,301,206

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	MuniFund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,761,308,788	—	$1,761,308,788

[1]	See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $313,306 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	43

Schedule of Investments April 30, 2014 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.3%
Alvord Unified School District GO (2007 Election Project) SPEARS Series 2011B-DBE-1255 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	$5,000	$5,000,000
Anaheim Redevelopment Agency Tax Allocation SPEARS Series 2007DB-470 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 5/07/14 (a)(b)(c)	3,255	3,255,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.15%, 5/07/14 (a)(b)(c)	1,750	1,750,000
California Community College Financing Authority RB (Participation Project) Series 2014C, 2.00%, 12/31/14	1,000	1,012,308
California Community College Financing Authority RB Series 2013B RAN, 2.00%, 6/30/14	3,600	3,610,136
California Department of Water Resources RB Series 2010M MB, 5.00%, 5/01/14	1,200	1,200,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.15%, 5/07/14 (a)(b)(c)	17,005	17,005,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.15%, 5/07/14 (a)(b)(c)	4,000	4,000,000
California GO Series 2007 MB, 5.00%, 11/01/14	200	204,855
California GO SPEARS Series 2013DBE-1229 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	1,780	1,780,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wachovia Bank LOC), 0.06%, 5/07/14 (c)	4,330	4,330,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012B MB, 2.00%, 8/15/14	200	201,070
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.20%, 11/26/14 (c)	3,000	3,000,000
California Health Facilities Financing Authority RB SPEARS (Dignity Health Project) Series 2012-DBE-1083 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 5/07/14 (a)(b)(c)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 5/01/14 (c)	5,525	5,525,000
California Municipal Finance Authority RB (Chevron USA, Inc. Recovery Zone Project) Series 2010 VRDN, 0.05%, 5/01/14 (c)	1,600	1,600,000
California Municipal Finance Authority RB (Westmont College Project) Series 2010A VRDN (Comerica Bank LOC), 0.14%, 5/07/14 (c)	1,200	1,200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.10%, 5/01/14 (c)	6,200	6,200,000

Municipal Bonds	Par (000)	Value
California (continued)
California RB Series 2013A-1 RAN, 2.00%, 5/28/14	$200	$200,266
California RB Series 2013A-2 RAN:
2.00%, 6/23/14	3,650	3,659,788
2.00%, 6/23/14	300	301,102
2.00%, 6/23/14	100	100,322
California School Cash Reserve Program Authority RB Series 2013B, 2.00%, 6/02/14	400	400,576
California School Cash Reserve Program Authority RB Series 2013G, 2.00%, 5/01/14	100	100,000
California School Cash Reserve Program Authority RB Series 2014J MB, 2.00%, 10/01/14	1,800	1,814,236
California School Cash Reserve Program Authority RB Series 2014K MB, 2.00%, 10/01/14	2,200	2,217,399
California School Cash Reserve Program Authority RB Series 2014L MB, 2.00%, 10/01/14	1,000	1,007,825
California School Cash Reserve Program Authority RB Series 2014M, 2.00%, 12/31/14	1,000	1,012,309
California State University RB (Systemwide Project) Series 2009A MB, 3.50%, 11/01/14	100	101,658
Contra Costa Water District Series 2014 TECP, 0.11%, 7/02/14	3,200	3,200,000
East Bay Municipal Utility District Water Series 2014E TECP:
0.10%, 5/14/14	3,800	3,800,000
0.11%, 7/02/14	5,300	5,300,000
0.10%, 7/08/14	1,900	1,900,000
East Bay Municipal Utility District Water System Revenue RB Eagle Trust Receipts Series 2013-0010A VRDN (Citibank N.A. SBPA), 0.13%, 5/07/14 (a)(b)(c)	5,400	5,400,000
Eastern Municipal Water District RB Series 2012A Mandatory Put Bonds, 0.12%, 6/12/14 (c)	3,600	3,600,000
Eastern Municipal Water District RB Series 2013A Mandatory Put Bonds, 0.14%, 7/03/14 (c)	2,500	2,500,000
Elsinore Valley Municipal Water District COP Series 2008B VRDN (Bank of America N.A. LOC), 0.12%, 5/07/14 (c)	1,500	1,500,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.20%, 5/07/14 (a)(b)(c)	1,000	1,000,000
Jefferson Elementary School District GO (Election 2012 Project) Series 2013A MB, 4.00%, 9/01/14	100	101,262
Kern Community College District COP Series 2014, 0.22%, 4/01/15	2,000	2,000,000
Los Angeles County GO Series 2013B TRAN, 2.00%, 6/30/14	2,600	2,607,842
Los Angeles County Metropolitan Transportation Authority RB (Senior Proposition Project) Series 2011A-1 MB, 4.00%, 7/01/14	200	201,293
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-3, 2.00%, 12/31/14	500	506,214
Los Angeles County Schools RB (Pooled Transportation Project) Series 2014B-4, 2.00%, 12/31/14	600	607,420

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Unified School District GO Series 2009KRY MB, 5.00%, 7/01/14	$100	$100,806
Milpitas Unified School District GO Series 2012A MB, 1.50%, 8/01/14	500	501,700
Newport Mesa Unified School District GO (Election 2000 Project) Series 2010 MB, 4.00%, 8/01/14	100	100,975
Pananma-Buena Vista Union School District GO Series 2014 TRAN, 1.50%, 9/01/14	1,000	1,004,523
Pasadena Unified School District GO Series 2004 MB, 5.00%, 11/01/14	150	153,595
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.09%, 5/01/14 (c)	5,500	5,500,000
Redondo Beach Unified School District GO (Election of 2012 Project) Series 2013A MB, 3.00%, 8/01/14	100	100,705
Redwood City School District GO Series 2013 TRAN, 3.00%, 10/31/14	1,800	1,825,273
Roseville City School District GO Series 2011 MB, 4.00%, 8/01/14	100	100,977
Rowland Unified School District GO (2012 Election Project) Series 2013A MB, 4.00%, 8/01/14	100	100,951
Sacramento Municipal Utility District RB SPEARS Series 2013A-DBE-1186 VRDN (Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	1,000	1,000,000
Sacramento RB Series 2013 MB, 1.00%, 9/01/14	100	100,260
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.13%, 5/07/14 (c)	3,000	3,000,000
San Diego County Water Authority RB (Building Improvements Project) Series 2014-8 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 9/10/14	1,000	1,000,000
San Diego Public Facilities Financing Authority RB Series 2009B MB, 5.00%, 5/15/14	700	701,259
San Diego Public Facilities Financing Authority Water Revenue RB Series 2012A MB, 3.00%, 8/01/14	100	100,698
San Dieguito Union High School District GO (Election of 2012 Project) Series 2013A-2 MB, 1.00%, 8/01/14	1,200	1,202,556
San Francisco City & County COP (Moscone Center Improvement Project) Series 2013A MB, 4.00%, 9/01/14	500	506,420
San Jose Evergreen Community College District GO (Election of 2010 Project) Series 2012A MB, 0.40%, 8/01/14	700	700,424

Municipal Bonds	Par (000)	Value
California (concluded)
San Mateo County Community College District GO Series 2012 MB, 0.33%, 9/01/14	$1,000	$1,000,596
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-282 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 5/07/14 (a)(b)(c)	545	545,000
San Mateo County GO SPEARS (Election 2005 Project) Series 2007DB-415 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.18%, 5/07/14 (a)(b)(c)	750	750,000
San Ramon Valley Unified School District GO (Election of 2012 Project) Series 2013 MB, 2.00%, 8/01/14	300	301,393
Santa Clara Unified School District GO Series 2013 TRAN, 1.50%, 6/30/14	3,100	3,106,607
Sonoma County Junior College District GO (Election of 2002 Project) Series 2008D MB, 4.00%, 8/01/14	135	136,289
South San Francisco Unified School District GO (Measure J Project) Series 2012A MB, 0.48%, 9/01/14	100	100,077
University of California RB (Ltd. Project) Series 2010E MB, 3.00%, 5/15/14	100	100,104
University of California RB Series 2009O MB, 5.00%, 5/15/14	100	100,181
University of California RB Series 2011AB MB, 5.00%, 5/15/14	100	100,187
University of California RB Series 2013AL-3 VRDN, 0.11%, 5/07/14 (c)	6,400	6,400,000
Upland Unified School District GO Series 2012 MB, 2.00%, 8/01/14	100	100,436
William S. Hart Union High School District GO (2008 Election Project) Series 2013C MB, 2.00%, 8/01/14	100	100,444
Total Municipal Bonds — 96.3%		139,655,317

Closed-End Investment Companies (a)(c)
California — 3.4%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 5/07/14	5,000	5,000,000
Total Investments (Cost $144,655,317*) — 99.7%		144,655,317
Other Assets Less Liabilities — 0.3%		362,949

Net Assets — 100.0%		$145,018,266

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	45

Schedule of Investments (concluded)	California Money Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$144,655,317	—	$144,655,317

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $36,736 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments April 30, 2014 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.5%
Beekmantown Central School District GO Series 2013 BAN, 1.00%, 5/01/14	$460	$460,000
Central Islip Union Free School District GO Series 2013 BAN, 1.00%, 9/12/14	1,320	1,323,378
Central Islip Union Free School District GO Series 2013 TAN, 0.75%, 6/26/14	1,000	1,000,705
Clarkstown GO Series 2010 MB, 4.00%, 5/15/14	100	100,139
Cohoes IDA RB (Eddy Cohoes Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.11%, 5/07/14 (a)	5,600	5,600,000
Commack Union Free School District GO Series 2013 MB, 1.00%, 9/01/14	90	90,210
East Williston Union Free School District GO Series 2013 TAN, 1.00%, 6/26/14	800	800,847
Erie County Fiscal Stability Authority RB Series 2013A BAN, 1.00%, 7/31/14	2,120	2,123,945
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.14%, 5/07/14 (a)	1,000	1,000,000
Hyde Park Central School District GO Series 2013 BAN, 0.75%, 6/26/14	1,480	1,480,949
Lagrange GO Series 2014B BAN, 1.00%, 3/27/15	1,110	1,116,995
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.14%, 5/07/14 (a)(b)(c)	1,000	1,000,000
Long Island Power Authority RB Series 1998-1B VRDN (State Street Bank & Trust Co. LOC), 0.09%, 5/01/14 (a)	5,300	5,300,000
Mattituck-Cutchogue Union Free School District GO Series 2013 TAN, 1.00%, 6/27/14	400	400,455
Met Transportation Authority RB SPEARS (Transportation Project) Series 2013DBE-1177 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.17%, 5/07/14 (a)(b)(c)	1,250	1,250,000
Metropolitan Transportation Authority RB (Transportation Project) Series 2011A MB, 5.00%, 11/15/14	100	102,529
Metropolitan Transportation Authority RB Series 2002A MB, 5.50%, 7/01/14	75	75,665
Metropolitan Transportation Authority RB Series 2002B-1 VRDN (State Street Bank & Trust Co. LOC), 0.10%, 5/07/14 (a)	5,000	5,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Morgan Stanley Bank LOC), 0.09%, 5/07/14 (a)	3,700	3,700,000
Metropolitan Transportation Authority RB Series 2008A-2 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.12%, 5/07/14 (a)	50	50,000
Metropolitan Transportation Authority RB Series 2010A-1 MB, 4.00%, 11/15/14	100	102,043
Middle Country School District at Centereach GO Series 2013 BAN, 1.00%, 8/15/14	250	250,462
New Rochelle GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/01/15	80	81,123
New Rochelle GO Series 2014A BAN, 1.00%, 3/06/15	975	980,505
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.14%, 5/07/14 (a)	900	900,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.14%, 5/07/14 (a)	$2,875	$2,875,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.14%, 5/07/14 (a)	4,070	4,070,000
New York City GO Series 2005O MB, 5.00%, 6/01/14	100	100,411
New York City GO Series 2008L-4 VRDN (U.S. Bank N.A. LOC), 0.08%, 5/01/14 (a)	900	900,000
New York City GO Series 2012G-5 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 5/01/14 (a)	1,500	1,500,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.07%, 5/01/14 (a)	3,800	3,800,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.08%, 5/07/14 (a)	1,100	1,100,000
New York City Housing Development Corp. RB Series 2012K-2 VRDN (Wells Fargo Bank N.A. LOC), 0.10%, 5/07/14 (a)	4,365	4,365,000
New York City Housing Development Corp. RB Series 2013F Mandatory Put Bonds, 0.20%, 12/23/14 (a)	500	500,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.07%, 5/01/14 (a)	2,500	2,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.07%, 5/01/14 (a)	1,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. SBPA), 0.13%, 5/07/14 (a)(b)(c)	1,500	1,500,000
New York City Transitional Finance Authority Building Aid Revenue RB Series 2011S-1A MB, 4.00%, 7/15/14	100	100,757
New York City Transitional Finance Authority Future Tax Secured RB Series 2007 MB, 5.00%, 11/01/14	100	102,346
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.07%, 5/01/14 (a)	5,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012C-5 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.11%, 5/07/14 (a)	3,800	3,800,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.09%, 5/01/14 (a)	3,000	3,000,000
New York City Water & Sewer System RB Series 2009FF-1 MB, 3.00%, 6/15/14	200	200,670
New York Dormitory Authority (City University Consolidated 5th General Resources Project) RB Series 2008A MB, 4.00%, 7/01/14	505	508,192
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.11%, 5/07/14 (a)	2,000	2,000,000
New York Dormitory Authority RB (Columbia University Project) Series 2006B MB, 5.00%, 7/01/14	50	50,402

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	47

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.13%, 5/07/14 (a)	$300	$300,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.13%, 5/07/14 (a)	3,500	3,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Improvement Project) Series 2008 MB, 5.00%, 2/15/15	60	62,222
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.13%, 5/07/14 (a)(b)(c)	7,000	7,000,000
New York Dormitory Authority RB Series 2009D MB, 2.13%, 6/15/14	50	50,114
New York Dormitory Authority RB Series 2010 ROC-RR-II-R-11843 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Citibank N.A. Liquidity Agreement), 0.13%, 5/07/14 (a)(b)(c)	1,100	1,100,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.12%, 5/07/14 (a)(b)(c)	1,700	1,700,000
New York HFA RB (160 West 62nd Street Project) Series 2011 VRDN (Wells Fargo Bank N.A. LOC), 0.12%, 5/07/14 (a)	3,000	3,000,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 5/07/14 (a)	2,000	2,000,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 5/07/14 (a)	1,500	1,500,000
New York HFA RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.10%, 5/07/14 (a)	300	300,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.09%, 5/07/14 (a)	1,100	1,100,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.12%, 5/07/14 (a)	2,000	2,000,000
New York State Dormitory Authority RB (Cornell University Project) Series 2010B MB, 5.00%, 7/01/14	100	100,777
New York State Dormitory Authority RB (Memorial Sloan Kettering Project) Series 2008A-2 MB, 5.00%, 7/01/14	470	473,710
New York State Dormitory Authority RB (NYU Project) Series 2012A MB, 2.50%, 7/01/14	130	130,464
New York State Dormitory Authority RB (State University Educational Facilities Project) Series 2005A MB, 4.00%, 5/15/14	350	350,481
New York State Environmental Facilities Corp. RB (Environment Project) Series 2004A MB, 5.00%, 12/15/14 (d)	100	102,922
New York State Environmental Facilities Corp. RB (Environment Project) Series 2007A MB, 4.00%, 12/15/14	60	61,389
New York State Environmental Facilities Corp. RB (Revolving Funds Project) Series 2002L MB, 5.00%, 5/15/14	30	30,056
New York State Urban Development Corp. RB (Personal Income Tax Project) Series 2009A-1 MB, 5.00%, 12/15/14	135	139,019

Municipal Bonds	Par (000)	Value
New York (concluded)
New York Tollway Authority RB Municipal Trust Receipts Floaters Series 2006-1427 VRDN, 0.46%, 5/07/14 (a)(b)(c)	$1,120	$1,120,000
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	1,200	1,201,118
Port Authority of New York & New Jersey RB (Consolidated One Hundred Fifty-Fourth Project) Series 2009 MB, 5.00%, 9/01/14	40	40,619
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 5/07/14 (a)	1,100	1,100,000
Rocky Point Union Free School District GO Series 2013 TAN, 0.75%, 6/26/14	800	800,551
Rye Neck Unified Free School District GO Series 2013 BAN, 1.00%, 5/15/14	710	710,171
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.14%, 5/07/14 (a)	630	630,000
South Colonie Central School District GO Series 2013 BAN, 1.00%, 7/18/14	755	755,963
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	1,100	1,100,724
Tomkins County GO Series 2013 BAN, 1.00%, 7/15/14	1,000	1,001,350
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.17%, 5/07/14 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Series 2003B-2 VRDN (CalSTRS LOC), 0.10%, 5/07/14 (a)	1,925	1,925,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2A VRDN (CalSTRS LOC), 0.09%, 5/01/14 (a)	300	300,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2B VRDN (CalSTRS LOC), 0.09%, 5/01/14 (a)	2,300	2,300,000
Triborough Bridge & Tunnel Authority RB Series 2008D MB, 5.00%, 11/15/14	110	112,869
Yonkers IDA RB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.13%, 5/07/14 (a)	6,050	6,050,000
Total Municipal Bonds — 94.5%		118,112,247

Closed-End Investment Companies (a)(b)
New York — 5.3%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.18%, 5/07/14	6,700	6,700,000
Total Investments (Cost $124,812,247*) — 99.8%		124,812,247
Other Assets Less Liabilities — 0.2%		202,944

Net Assets — 100.0%		$125,015,191

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Schedule of Investments (concluded)	New York Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$124,812,247	—	$124,812,247

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, cash of $83,138 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	49

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$256,274,498	$6,785,243,627	$2,023,678,903	$41,275,622,627	$5,548,229,696
Repurchase agreements at value — affiliated[2]	—	900,000	—	108,000,000	—
Repurchase agreements at value — unaffiliated[3]	—	7,101,472,000	366,210,000	5,131,170,000	10,215,896,000
Cash	2,133	—	265,702	52,508,375	831,888,328
Investments sold receivable	—	—	—	200,387,926	—
Interest receivable	12,524	1,017,388	439,345	8,231,015	2,779,695
Receivable from Manager	8	—	—	—	—
Prepaid expenses	39,262	123,550	75,259	300,787	140,492

Total assets	256,328,425	13,888,756,565	2,390,669,209	46,776,220,730	16,598,934,211

Liabilities
Bank overdraft	—	68,809,701	—	—	—
Investments purchased payable	10,999,914	—	—	—	192,417,300
Income dividends payable	1,664	38,121	53,837	656,892	68,262
Professional fees payable	18,200	64,886	46,284	167,369	63,577
Transfer agent fees payable	3,833	83,505	35,106	357,330	84,594
Custodian fees payable	3,641	119,133	26,329	330,535	148,742
Printing fees payable	3,168	23,416	12,459	78,772	31,174
Officer’s and Trustees’ fees payable	1,162	14,261	7,244	56,703	25,341
Management fees payable	601	865,980	375,712	6,442,474	576,180
Registration fees payable	140	—	70,883	42,021	33,580
Service and distribution fees payable	66	—	15,730	156,484	—
Other accrued expenses payable	3,506	12,988	20,872	25,542	12,067

Total liabilities	11,035,895	70,031,991	664,456	8,314,122	193,460,817

Net Assets	$245,292,530	$13,818,724,574	$2,390,004,753	$46,767,906,608	$16,405,473,394

Net Assets Consist of
Paid-in capital	$245,287,328	$13,818,570,665	$2,389,802,894	$46,764,920,711	$16,404,963,047
Undistributed net investment income	583	98	39,403	18,582	—
Undistributed net realized gain	4,619	153,811	162,456	2,967,315	510,347

Net Assets	$245,292,530	$13,818,724,574	$2,390,004,753	$46,767,906,608	$16,405,473,394

[1] Investments at cost — unaffiliated	$256,274,498	$6,785,243,627	$2,023,678,903	$41,275,622,627	$5,548,229,696
[2] Repurchase agreements at cost — affiliated	—	$900,000	—	108,000,000	—
[3] Repurchase agreements at cost — unaffiliated	—	$7,101,472,000	$366,210,000	$5,131,170,000	$10,215,896,000

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Statements of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$227,365,650	$13,303,562,941	$1,953,320,872	$40,436,460,644	$14,177,496,090

Shares outstanding[4]	227,361,405	13,303,415,271	1,953,155,895	40,433,877,227	14,177,055,052

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$15,640,167	$380,452,857	436,683,881	$2,717,593,084	$796,774,796

Shares outstanding[4]	15,639,875	380,448,136	436,646,998	2,717,421,579	796,750,010

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	—	$3,246,783	—	$249,388,221	$1,219,858,488

Shares outstanding[4]	—	3,246,747	—	249,372,282	1,219,820,540

Net asset value	—	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	—	$3,824,844	—	$17,377,322	—

Shares outstanding[4]	—	3,824,801	—	17,376,211	—

Net asset value	—	$1.00	—	$1.00	—

Administration
Net assets	$2,286,713	$16,944,888	—	$2,848,198,039	$4

Shares outstanding[4]	2,286,670	16,944,699	—	2,848,016,000	4

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$102,911,656	—	$469,199,230	$211,343,996

Shares outstanding[4]	—	102,910,495	—	469,169,242	211,337,421

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$6,856,116	—	$15,078,467	—

Shares outstanding[4]	—	6,856,039	—	15,077,503	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$924,489	—	$14,611,601	$20

Shares outstanding[4]	—	924,479	—	14,610,667	20

Net asset value	—	$1.00	—	$1.00	$1.00

[4]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	51

Statements of Assets and Liabilities (continued)

April 30, 2014 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value[1]	$10,798,304,928	$176,088,117	$1,761,308,788	$144,655,317	$124,812,247
Cash	6,935	182,695	313,306	36,736	83,138
Interest receivable	828,332	389,033	2,502,776	355,878	149,148
Receivable from Manager	—	—	—	66	283
Prepaid expenses	84,183	47,387	63,036	21,380	16,885

Total assets	10,799,224,378	176,707,232	1,764,187,906	145,069,377	125,061,701

Liabilities
Investments purchased payable	1,593,828,787	4,167,385	1,654,645	—	—
Income dividends payable	148	1,818	20,013	1,069	964
Management fees payable	303,075	13,142	134,306	1,289	2,190
Custodian fees payable	61,870	1,991	14,197	3,535	4,356
Professional fees payable	43,674	26,893	23,478	27,297	29,538
Transfer agent fees payable	33,056	4,428	22,087	5,181	2,478
Registration fees payable	17,542	—	—	4,617	—
Printing fees payable	11,841	3,810	7,112	3,040	2,721
Officer’s and Trustees’ fees payable	4,149	1,371	3,528	1,182	1,001
Service and distribution fees payable	—	2,305	—	—	—
Other accrued expenses payable	3,970	6,097	7,334	3,901	3,262

Total liabilities	1,594,308,112	4,229,240	1,886,700	51,111	46,510

Net Assets	$9,204,916,266	$172,477,992	$1,762,301,206	$145,018,266	$125,015,191

Net Assets Consist of
Paid-in capital	$9,204,768,215	$172,468,076	$1,762,269,696	$145,018,274	$125,014,303
Undistributed net investment income	—	10,033	2,300	—	—
Undistributed net realized gain (loss)	148,051	(117)	29,210	(8)	888

Net Assets	$9,204,916,266	$172,477,992	$1,762,301,206	$145,018,266	$125,015,191

[1] Investments at cost.	$10,798,304,928	$176,088,117	$1,761,308,788	$144,655,317	$124,812,247

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Statements of Assets and Liabilities (concluded)

April 30, 2014 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Net Asset Value
Institutional
Net assets	$8,790,653,641	$146,337,643	$1,355,197,722	$126,726,159	$96,360,775

Shares outstanding[2]	8,790,512,253	146,288,220	1,355,034,631	126,725,194	96,317,913

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$129,930,774	26,140,349	$43,465,601	$3,335,493	—

Shares outstanding[2]	129,928,684	26,131,521	43,460,370	3,335,467	—

Net asset value	$1.00	$1.00	$1.00	$1.00	—

Cash Management
Net assets	15,664,867	—	$11,422,374	—	$16,508,807

Shares outstanding[2]	15,664,615	—	11,421,000	—	16,501,463

Net asset value	$1.00	—	$1.00	—	$1.00

Administration
Net assets	$268,666,984	—	$330,290,651	$1,727,743	$3,987,405

Shares outstanding[2]	268,662,663	—	330,250,902	1,727,730	3,985,632

Net asset value	$1.00	—	$1.00	$1.00	$1.00

Select
Net assets	—	—	$19,236,829	$8,926,688	$7,253,533

Shares outstanding[2]	—	—	19,234,514	8,926,620	7,250,306

Net asset value	—	—	$1.00	$1.00	$1.00

Private Client
Net assets	—	—	$1,830,631	$4,285,175	$559,729

Shares outstanding[2]	—	—	1,830,410	4,285,142	559,480

Net asset value	—	—	$1.00	$1.00	$1.00

Premier
Net assets	—	—	$857,398	$17,008	$344,942

Shares outstanding[2]	—	—	857,295	17,008	344,789

Net asset value	—	—	$1.00	$1.00	$1.00

[2]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	53

Statements of Operations

Six Months Ended April 30, 2014 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$109,771	$6,897,339	$3,381,236	$51,259,689	$6,081,086
Interest — affiliated	—	18,010	—	91,124	—

Total investment income	109,771	6,915,349	3,381,236	51,350,813	6,081,086

Expenses
Management	341,017	13,618,332	4,477,629	46,554,924	17,140,218
Registration	23,834	46,606	34,874	50,144	37,164
Service and distribution — class specific	19,965	1,197,801	554,449	7,323,345	4,833,413
Professional	19,352	60,287	29,468	173,080	72,860
Transfer agent	9,917	240,411	71,979	880,940	287,262
Custodian	4,706	183,483	45,408	598,018	214,836
Officer and Trustees	3,346	85,377	20,691	314,370	126,511
Printing	3,121	19,732	7,071	68,479	25,596
Miscellaneous	17,940	96,014	44,611	312,915	120,645

Total expenses	443,198	15,548,043	5,286,180	56,276,215	22,858,505
Less management fees waived	(322,007)	(7,909,072)	(2,025,658)	(4,899,767)	(12,524,958)
Less service and distribution fees waived — class specific	(19,965)	(1,197,801)	(476,109)	(7,056,259)	(4,833,413)
Less expenses reimbursed by Manager	(8)	—	—	—	—
Less fees paid indirectly	(76)	(651)	(271)	(2,792)	(309)

Total expenses after fees waived and/or reimbursed and paid indirectly	101,142	6,440,519	2,784,142	44,317,397	5,499,825

Net investment income	8,629	474,830	597,094	7,033,416	581,261

Realized Gain
Net realized gain from Investments	4,619	130,106	157,867	2,437,046	486,197

Net Increase in Net Assets Resulting from Operations	$13,248	$604,936	$754,961	$9,470,462	$1,067,458

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Statements of Operations (concluded)

Six Months Ended April 30, 2014 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$2,445,960	$181,295	$830,542	$74,475	$70,151

Expenses
Management	9,137,407	375,397	2,497,913	294,689	266,030
Service and distribution — class specific	348,694	40,790	328,533	52,613	97,334
Transfer agent	159,050	9,718	48,380	10,177	6,538
Custodian	102,683	5,214	20,259	3,552	2,720
Officer and Trustees	51,090	2,916	10,375	2,571	2,493
Professional	45,050	21,110	23,529	26,450	29,669
Registration	28,590	33,934	46,995	14,110	10,480
Printing	12,912	3,051	4,768	3,173	3,467
Miscellaneous	60,605	10,535	32,619	7,763	8,701

Total expenses	9,946,081	502,665	3,013,371	415,098	427,432
Less management fees waived	(7,152,722)	(292,235)	(2,004,283)	(290,260)	(261,894)
Less service and distribution fees waived — class specific	(348,694)	(40,558)	(328,533)	(52,613)	(97,334)
Less expenses reimbursed by Manager	—	—	—	(5,608)	(5,144)

Total expenses after fees waived and/or reimbursed	2,444,665	169,872	680,555	66,617	63,060

Net investment income	1,295	11,423	149,987	7,858	7,091

Realized Gain
Net realized gain from investments	148,087	8	30,966	—	918

Net Increase in Net Assets Resulting from Operations	$149,382	$11,431	$180,953	$7,858	$8,009

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	55

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$8,629	$26,328	$474,830	$1,299,513
Net realized gain	4,619	10,944	130,106	336,727

Net increase in net assets resulting from operations	13,248	37,272	604,936	1,636,240

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(8,050)	(23,155)[1]	(453,202)	(1,239,359)[1]
Dollar	(504)	(2,992)[1]	(16,914)	(47,035)[1]
Cash Management	—	—	(105)	(243)[1]
Cash Reserve	—	—	(136)	(565)[1]
Administration	(75)	(181)[1]	(530)	(1,389)[1]
Select	—	—	(3,664)	(9,818)[1]
Private Client	—	—	(237)	(1,097)[1]
Premier	—	—	(42)	(106)[1]
Net realized gain:
Institutional	(10,235)	(5,617)[1]	(310,853)	(90,123)[1]
Dollar	(619)	(1,058)[1]	(15,708)	(2,412)[1]
Cash Management	—	—	(73)	(16)[1]
Cash Reserve	—	—	(132)	(1)[1]
Administration	(90)	(43)[1]	(326)	(101)[1]
Select	—	—	(2,701)	(760)[1]
Private Client	—	—	(15)	(120)[1]
Premier	—	—	(185)	(8)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(19,573)	(33,046)	(804,823)	(1,393,153)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(7,399,313)	52,038,107	819,786,404	834,766,039

Net Assets
Total increase (decrease) in net assets	(7,405,638)	52,042,333	819,586,517	835,009,126
Beginning of period	252,698,168	200,655,835	12,999,138,057	12,164,128,931

End of period	$245,292,530	$252,698,168	$13,818,724,574	$12,999,138,057

Undistributed net investment income, end of period	$583	$583	$98	$98

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$597,094	$2,882,757	$7,033,416	$35,225,886	$581,261	$1,385,955
Net realized gain	157,867	384,590	2,437,046	3,292,448	486,197	1,291,978

Net increase in net assets resulting from operations	754,961	3,267,347	9,470,462	38,518,334	1,067,458	2,677,933

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(574,927)	(2,796,328)[1]	(6,430,643)	(34,560,130)[1]	(507,974)	(1,228,879)[1]
Dollar	(22,167)	(47,026)[1]	(251,807)	(190,832)[1]	(26,734)	(58,001)[1]
Cash Management	—	—	(23,070)	(23,861)[1]	(38,791)	(87,721)[1]
Cash Reserve	—	—	(1,709)	(1,354)[1]	—	—
Administration	—	—	(299,194)	(449,469)[1]	—	(54)[1]
Select	—	—	(25,160)	(225)[1]	(7,272)	(9,408)[1]
Private Client	—	—	(873)	(8)[1]	—	—
Premier	—	—	(960)	(7)[1]	(490)	(1,892)[1]
Net realized gain:
Institutional	(324,568)	(396,397)[1]	(2,759,314)	(2,255,959)[1]	(1,016,564)	(332,109)[1]
Dollar	(55,433)	(43,006)[1]	(134,259)	(92,522)[1]	(53,266)	(14,070)[1]
Cash Management	—	—	(12,727)	(12,911)[1]	(68,406)	(26,088)[1]
Cash Reserve	—	—	(853)	(606)[1]	—	—
Administration	—	—	(161,395)	(138,315)[1]	—	(93)[1]
Select	—	—	(29,509)	(25,228)[1]	(13,873)	(2,234)[1]
Private Client	—	—	(950)	(876)[1]	—	—
Premier	—	—	(998)	(908)[1]	(2,891)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(977,095)	(3,282,757)	(10,133,421)	(37,753,211)	(1,736,261)	(1,760,549)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(722,180,425)	(1,062,343,391)	(1,586,288,422)	(56,265,604)	(1,165,973,333)	(2,131,882,780)

Net Assets
Total decrease in net assets	(722,402,559)	(1,062,358,801)	(1,586,951,381)	(55,500,481)	(1,166,642,136)	(2,130,965,396)
Beginning of period	3,112,407,312	4,174,766,113	48,354,857,989	48,410,358,470	17,572,115,530	19,703,080,926

End of period	$2,390,004,753	$3,112,407,312	$46,767,906,608	$48,354,857,989	$16,405,473,394	$17,572,115,530

Undistributed net investment income, end of period	$39,403	$39,403	$18,582	$18,582	—	—

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	57

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$1,295	$2,259	$11,423	$77,193	$149,987	$295,099
Net realized gain	148,087	466,468	8	566	30,966	244,788

Net increase in net assets resulting from operations	149,382	468,727	11,431	77,759	180,953	539,887

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,243)	(2,126)[1]	(9,884)	(75,788)[1]	(111,434)	(241,239)[1]
Dollar	(31)	(68)[1]	(1,539)	(1,405)[1]	(4,279)	(6,484)[1]
Cash Management	(2)	(6)[1]	—	—	(1,295)	(1,163)[1]
Administration	(19)	(59)[1]	—	—	(30,877)	(43,734)[1]
Select	—	—	—	—	(1,838)	(2,144)[1]
Private Client	—	—	—	—	(179)	(239)[1]
Premier	—	—	—	—	(85)	(102)[1]
Net realized gain:
Institutional	(452,556)	(108,260)[1]	(399)	(1,042)[1]	(178,452)	(109,947)[1]
Dollar	(7,420)	(5,035)[1]	(70)	(401)[1]	(7,210)	(3,798)[1]
Cash Management	(680)	(311)[1]	—	—	(2,537)	(227)[1]
Administration	(5,841)	(2,733)[1]	—	—	(52,452)	(31,496)[1]
Select	—	—	—	—	(2,767)	(2,305)[1]
Private Client	—	—	—	—	(298)	(177)[1]
Premier	—	—	—	—	(118)	(61)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(467,792)	(118,598)	(11,892)	(78,636)	(393,821)	(443,116)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	1,871,330,760	2,090,604,960	(57,833,690)	(53,315,904)	217,946,995	(58,116,021)

Net Assets
Total increase (decrease) in net assets	1,871,012,350	2,090,955,089	(57,834,151)	(53,316,781)	217,734,127	(58,019,250)
Beginning of period	7,333,903,916	5,242,948,827	230,312,143	283,628,924	1,544,567,079	1,602,586,329

End of period	$9,204,916,266	$7,333,903,916	$172,477,992	$230,312,143	$1,762,301,206	$1,544,567,079

Undistributed net investment income, end of period	—	—	$10,033	$10,033	$2,300	$2,300

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations
Net investment income	$7,858	$22,107	$7,091	$17,577
Net realized gain	—	14,071	918	800

Net increase in net assets resulting from operations	7,858	36,178	8,009	18,377

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(7,009)	(18,623)[1]	(5,273)	(14,183)[1]
Dollar	(203)	(677)[1]	—	—
Cash Management	—	—	(957)	(1,774)[1]
Administration	(100)	(171)[1]	(311)	(442)[1]
Select	(329)	(2,071)[1]	(509)	(1,131)[1]
Private Client	(217)	(421)[1]	(24)	(28)[1]
Premier	—	(144)[1]	(17)	(19)[1]
Net realized gain:
Institutional	(12,559)	—	(615)	—
Dollar	(310)	—	—	—
Cash Management	—	—	(108)	—
Administration	(211)	—	(42)	—
Select	(605)	—	(60)	—
Private Client	(392)	—	(3)	—
Premier	(2)	—	(2)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(21,937)	(22,107)	(7,921)	(17,577)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(9,505,643)	(38,716,728)	(7,815,026)	5,240,817

Net Assets
Total increase (decrease) in net assets	(9,519,722)	(38,702,657)	(7,814,938)	5,241,617
Beginning of period	154,537,988	193,240,645	132,830,129	127,588,512

End of period	$145,018,266	$154,537,988	$125,015,191	$132,830,129

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	59

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0001	0.0043
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003	0.0002

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0004	0.0045

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0001)[2]	(0.0043)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0003)[2]	(0.0002)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0004)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.02%	0.01%	0.05%	0.45%

Ratios to Average Net Assets
Total expenses	0.32%[6]	0.32%	0.33%	0.33%	0.32%	0.33%

Total expenses after fees waived and paid indirectly	0.08%[6]	0.11%	0.11%	0.15%	0.18%	0.23%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.01%	0.47%

Supplemental Data
Net assets, end of period (000)	$227,366	$235,349	$188,110	$207,357	$217,013	$374,728

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0026
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0003	0.0002

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0003	0.0028

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0026)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0003)[2]	(0.0002)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0028)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.02%	0.01%	0.03%	0.28%

Ratios to Average Net Assets
Total expenses	0.57%[6]	0.57%	0.58%	0.58%	0.57%	0.58%

Total expenses after fees waived and paid indirectly	0.08%[6]	0.11%	0.11%	0.14%	0.19%	0.43%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.30%

Supplemental Data
Net assets, end of period (000)	$15,640	$15,061	$10,917	$16,579	$23,316	$19,993

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,				Period April 24, 2009[1] to October 31, 2009
		2013	2012	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [2]	0.0000 [2]	0.0002
Net realized gain	0.0000 [2]	0.0000 [2]	0.0001	0.0001	0.0003	0.0002

Net increase from investment operations	0.0001	0.0001	0.0002	0.0001	0.0003	0.0004

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[3]	(0.0001)[3]	(0.0000)[3,4]	(0.0000)[3,4]	(0.0002)[3]
Net realized gain	(0.0000)[4]	(0.0000)[3,4]	(0.0001)[3]	(0.0001)[3]	(0.0003)[3]	(0.0002)[3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0003)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[5]
Based on net asset value	0.01%[6]	0.01%	0.02%	0.01%	0.03%	0.03%[6]

Ratios to Average Net Assets
Total expenses	0.42%[7]	0.42%	0.43%	0.43%	0.42%	0.43%[7]

Total expenses after fees waived and paid indirectly	0.08%[7]	0.10%	0.11%	0.13%	0.21%	0.25%[7]

Net investment income	0.01%[7]	0.01%	0.01%	0.00%	0.00%	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$2,287	$2,289	$1,629	$858	$508	$99

[1]	There were no Administration Shares outstanding during the period August 13, 2008 to April 23, 2009.

[2]	Amount is less than $0.00005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	61

Financial Highlights	FedFund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0002	0.0006	0.0042
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0003	0.0007	0.0042

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0002)[2]	(0.0006)[2]	(0.0042)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0003)	(0.0007)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.03%	0.07%	0.42%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.21%	0.21%	0.23%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.17%	0.17%	0.20%	0.22%

Net investment income	0.01%[6]	0.01%	0.01%	0.02%	0.07%	0.39%

Supplemental Data
Net assets, end of period (000)	$13,303,563	$12,265,686	$11,698,677	$12,617,763	$13,129,908	$13,937,909

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0022
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0022

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0022)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.22%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.47%	0.46%	0.48%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.13%	0.17%	0.19%	0.26%	0.43%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.23%

Supplemental Data
Net assets, end of period (000)	$380,453	$593,574	$325,447	$494,151	$590,682	$778,298

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0012

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0012)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.12%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.71%	0.72%	0.71%	0.73%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.13%	0.16%	0.19%	0.26%	0.51%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.12%

Supplemental Data
Net assets, end of period (000)	$3,247	$2,947	$2,350	$11,720	$13,630	$26,633

	Cash Reserve
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0016
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0016

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0016)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.61%	0.61%	0.62%	0.61%	0.63%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.12%	0.17%	0.20%	0.26%	0.48%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.16%

Supplemental Data
Net assets, end of period (000)	$3,825	$4,863	$208	$1,693	$2,244	$4,046

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	63

Financial Highlights (continued)	FedFund

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0032
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0032

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0032)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.32%	0.31%	0.33%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.17%	0.20%	0.26%	0.32%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.34%

Supplemental Data
Net assets, end of period (000)	$16,945	$12,271	$18,664	$17,543	$47,616	$111,129

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0007
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0007

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0007)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.07%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.07%	1.06%	1.08%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.17%	0.19%	0.26%	0.56%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of period (000)	$102,912	$111,589	$100,792	$107,781	$130,268	$181,556

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0013
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0013

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0013)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.07%	1.06%	1.08%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.17%	0.19%	0.26%	0.55%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.18%

Supplemental Data
Net assets, end of period (000)	$6,856	$7,729	$16,948	$24,454	$25,918	$41,179

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0013
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0013

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0013)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.81%[6]	0.81%	0.81%	0.82%	0.81%	0.83%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.17%	0.20%	0.26%	0.53%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of period (000)	$924	$479	$1,042	$953	$8,256	$86,563

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	65

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0010	0.0015	0.0013	0.0019	0.0090
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0010	0.0016	0.0014	0.0019	0.0090

Dividends and distributions from:
Net investment income	(0.0003)	(0.0010)[2]	(0.0015)[2]	(0.0013)[2]	(0.0019)[2]	(0.0090)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0003)	(0.0010)	(0.0016)	(0.0014)	(0.0019)	(0.0090)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.10%	0.16%	0.14%	0.19%	0.90%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.28%	0.24%	0.25%	0.27%

Total expenses after fees waived and paid indirectly	0.18%[6]	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.04%[6]	0.10%	0.15%	0.14%	0.19%	0.85%

Supplemental Data
Net assets, end of period (000)	$1,953,321	$2,647,717	$3,622,878	$4,139,893	$7,833,532	$6,992,221

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]	0.0065
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0002	0.0002	0.0001	0.0000	0.0065

Dividends and distributions from:
Net investment income	(0.0002)	(0.0002)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0065)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0000)	(0.0065)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.00%	0.65%

Ratios to Average Net Assets
Total expenses	0.57%[6]	0.56%	0.53%	0.50%	0.50%	0.52%

Total expenses after fees waived and paid indirectly	0.22%[6]	0.26%	0.32%	0.31%	0.36%	0.46%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.67%

Supplemental Data
Net assets, end of period (000)	$436,684	$464,691	$551,888	$677,156	$680,296	$879,332

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0008	0.0013	0.0012	0.0016	0.0086
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0008	0.0014	0.0012	0.0016	0.0086

Dividends and distributions from:
Net investment income	(0.0002)	(0.0008)[2]	(0.0013)[2]	(0.0012)[2]	(0.0016)[2]	(0.0086)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0008)	(0.0014)	(0.0012)	(0.0016)	(0.0086)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.08%	0.14%	0.12%	0.16%	0.87%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.19%	0.19%	0.19%	0.19%	0.21%

Total expenses after fees waived and paid indirectly	0.17%[6]	0.18%	0.18%	0.18%	0.18%	0.21%

Net investment income	0.03%[6]	0.08%	0.14%	0.12%	0.16%	0.83%

Supplemental Data
Net assets, end of period (000)	$40,436,461	$42,517,741	$43,032,035	$41,826,560	$64,366,170	$58,792,099

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]	0.0062
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0001	0.0002	0.0001	0.0000	0.0062

Dividends and distributions from:
Net investment income	(0.0002)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0062)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0062)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.00%	0.62%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.46%

Total expenses after fees waived and paid indirectly	0.18%[6]	0.25%	0.31%	0.30%	0.34%	0.45%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.68%

Supplemental Data
Net assets, end of period (000)	$2,717,593	$2,300,509	$1,941,890	$1,787,059	$1,820,807	$3,788,512

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	67

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0001	0.0002	0.0001	0.0000	0.0045

Dividends and distributions from:
Net investment income	(0.0002)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0045)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.00%	0.45%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.69%	0.69%	0.69%	0.69%	0.71%

Total expenses after fees waived and paid indirectly	0.18%[6]	0.25%	0.31%	0.28%	0.35%	0.62%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.48%

Supplemental Data
Net assets, end of period (000)	$249,388	$231,804	$300,910	$270,280	$613,283	$835,930

	Cash Reserve
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0000 [1]	0.0051
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0001	0.0002	0.0001	0.0000	0.0051

Dividends and distributions from:
Net investment income	(0.0002)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0051)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0001)	(0.0002)	(0.0001)	(0.0000)	(0.0051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.00%	0.51%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.59%	0.59%	0.59%	0.59%	0.61%

Total expenses after fees waived and paid indirectly	0.18%[6]	0.24%	0.30%	0.31%	0.34%	0.54%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.45%

Supplemental Data
Net assets, end of period (000)	$17,377	$15,031	$13,130	$16,695	$33,627	$16,312

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0004	0.0003	0.0006	0.0076
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	—

Net increase from investment operations	0.0002	0.0002	0.0005	0.0003	0.0006	0.0076

Dividends and distributions from:
Net investment income	(0.0002)	(0.0002)[2]	(0.0004)[2]	(0.0003)[2]	(0.0006)[2]	(0.0076)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0002)	(0.0002)	(0.0005)	(0.0003)	(0.0006)	(0.0076)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.02%	0.06%	0.04%	0.06%	0.76%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.29%	0.29%	0.29%	0.29%	0.31%

Total expenses after fees waived and paid indirectly	0.18%[6]	0.24%	0.27%	0.27%	0.28%	0.31%

Net investment income	0.02%[6]	0.01%	0.05%	0.03%	0.06%	0.75%

Supplemental Data
Net assets, end of period (000)	$2,848,198	$2,740,631	$2,548,103	$1,953,551	$1,681,583	$2,007,285

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.00001	0.00001	0.00001	0.00001	0.0031
Net realized gain	0.00001	0.00001	0.0001	0.00001	0.00001	—

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000	0.0031

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0031)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0031)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.00%	0.00%	0.31%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.06%

Total expenses after fees waived and paid indirectly	0.19%[6]	0.26%	0.32%	0.30%	0.34%	0.77%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.32%

Supplemental Data
Net assets, end of period (000)	$469,199	$514,918	$536,971	$586,363	$563,559	$829,031

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	69

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000		0.0000	0.0045

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]		(0.0000)[2,3]	(0.0045)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000)[2,3]		(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.00%		0.00%	0.45%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%		1.04%	1.07%

Total expenses after fees waived and paid indirectly	0.19%[6]	0.26%	0.32%	0.30%		0.34%	0.66%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%		0.00%	0.65%

Supplemental Data
Net assets, end of period (000)	$15,078	$16,524	$19,248	$12,658		$19,942	$30,502

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0045
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000	[1]	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000		0.0000	0.0045

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]		(0.0000)[2,3]	(0.0045)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0001)[2]	(0.0000	)2,3	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)		(0.0000)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.00%		0.00%	0.45%

Ratios to Average Net Assets
Total expenses	0.79%[6]	0.79%	0.79%	0.79%		0.79%	0.81%

Total expenses after fees waived and paid indirectly	0.19%[6]	0.26%	0.31%	0.31%		0.32%	0.64%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%		0.00%	0.50%

Supplemental Data
Net assets, end of period (000)	$14,612	$17,700	$18,072	$20,011		$42,558	$220,876

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights	T-Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0002	0.0013

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0012)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.02%	0.13%

Ratios to Average Net Assets
Total expenses	0.20%[6]	0.21%	0.20%	0.22%	0.22%	0.25%

Total expenses after fees waived and paid indirectly	0.06%[6]	0.11%	0.12%	0.11%	0.18%	0.23%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.02%	0.17%

Supplemental Data
Net assets, end of period (000)	$14,177,496	$15,448,264	$17,649,086	$12,586,527	$5,571,099	$5,753,138

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0003

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0002)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.45%	0.47%	0.47%	0.50%

Total expenses after fees waived and paid indirectly	0.06%[6]	0.09%	0.12%	0.12%	0.20%	0.36%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.00%	0.04%

Supplemental Data
Net assets, end of period (000)	$796,775	$855,847	$479,912	$497,029	$406,682	$339,493

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	71

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0002

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0001)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.02%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.70%	0.72%	0.72%	0.74%

Total expenses after fees waived and paid indirectly	0.06%[6]	0.11%	0.12%	0.13%	0.20%	0.34%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$1,219,858	$1,002,044	$1,454,450	$1,030,126	$254,091	$470,609

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0005
Net realized gain	—	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0006

Dividends and distributions from:[2]
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0005)[2]
Net realized gain	—	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.06%

Ratios to Average Net Assets
Total expenses	0.00%[6]	0.30%	0.30%	0.32%	0.32%	0.34%

Total expenses after fees waived and paid indirectly	0.00%[6]	0.15%	0.12%	0.13%	0.20%	0.29%

Net investment income	0.00%[6]	0.00%	0.01%	0.01%	0.01%	0.06%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$16,431	$32,718	$35,370	$38,571

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Net assets end of year are less than $500.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (concluded)	T-Fund

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0004

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0003)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.05%	1.07%	1.07%	1.10%

Total expenses after fees waived and paid indirectly	0.06%[6]	0.11%	0.12%	0.13%	0.19%	0.32%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$211,344	$214,156	$103,189	$132,339	$261,679	$233,098

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0004

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0003)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0001)[2]

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%[6]	0.81%	0.80%	0.82%	0.82%	0.85%

Total expenses after fees waived and paid indirectly	0.06%[6]	0.09%	0.13%	0.07%	0.18%	0.33%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.00%	0.05%

Supplemental Data
Net assets, end of period (000)	$— [7]	$51,805	$13	$17	$684	$104,295

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

[7]	Net assets end of year are less than $500.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	73

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001	0.0011

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0009)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0002)[2]

Total dividends and distributions:	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.01%	0.11%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.22%	0.23%	0.24%	0.25%	0.26%

Total expenses after fees waived and paid indirectly	0.05%[6]	0.07%	0.07%	0.09%	0.13%	0.23%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.13%

Supplemental Data
Net assets, end of period (000)	$8,790,654	$7,021,176	$4,901,611	$4,836,239	$2,879,900	$4,229,992

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001	0.0005

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0003)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0002)[2]

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.01%	0.05%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.47%	0.48%	0.49%	0.50%	0.51%

Total expenses after fees waived and paid indirectly	0.05%[6]	0.08%	0.08%	0.10%	0.14%	0.36%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of period (000)	$129,931	$191,695	$198,062	$160,529	$220,837	$107,483

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (concluded)	Treasury Trust Fund

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001	0.0003

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0002)[2]

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.72%	0.73%	0.74%	0.75%	0.76%

Total expenses after fees waived and paid indirectly	0.05%[6]	0.08%	0.07%	0.10%	0.14%	0.35%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$15,665	$12,942	$15,122	$7,792	$33,187	$42,613

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0002

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0001	0.0007

Dividends and distributions from:
Net investment income	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0005)[2]
Net realized gain	(0.0000)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0001)[2]	(0.0002)[2]

Total dividends and distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0001)	(0.0007)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.01%	0.08%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.32%	0.33%	0.34%	0.35%	0.36%

Total expenses after fees waived and paid indirectly	0.05%[6]	0.08%	0.07%	0.08%	0.14%	0.27%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of period (000)	$268,667	$108,091	$128,154	$152,459	$112,779	$137,760

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	75

Financial Highlights	MuniCash

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0004	0.0009	0.0012	0.0018	0.0076
Net realized gain	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0001	0.0004	0.0009	0.0012	0.0018	0.0076

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0004)[3]	(0.0009)[3]	(0.0012)[3]	(0.0018)[3]	(0.0076)[3]
Net realized gain	(0.0001)	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—

Total dividends and distributions	(0.0001)	(0.0004)	(0.0009)	(0.0012)	(0.0018)	(0.0076)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.04%	0.09%	0.12%	0.18%	0.76%

Ratios to Average Net Assets
Total expenses	0.43%[6]	0.42%	0.40%	0.38%	0.37%	0.42%

Total expenses after fees waived and paid indirectly	0.16%[6]	0.19%	0.20%	0.20%	0.20%	0.24%

Net investment income	0.01%[6]	0.04%	0.09%	0.13%	0.18%	0.70%

Supplemental Data
Net assets, end of period (000)	$146,338	$189,271	$233,569	$324,027	$736,547	$881,869

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0051
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	—

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0051

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0051)[3]
Net realized gain	(0.0000)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—	—

Total dividends and distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.00%	0.00%	0.00%	0.51%

Ratios to Average Net Assets
Total expenses	0.68%[6]	0.66%	0.65%	0.63%	0.62%	0.67%

Total expenses after fees waived and paid indirectly	0.16%[6]	0.23%	0.29%	0.32%	0.38%	0.49%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.46%

Supplemental Data
Net assets, end of period (000)	$26,140	$41,042	$50,060	$76,338	$86,389	$134,668

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights	MuniFund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0004	0.0009	0.0013	0.0063
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0003	0.0004	0.0009	0.0013	0.0063

Dividends and distributions from:
Net investment income	(0.0001)	(0.0002)[2]	(0.0004)[2]	(0.0009)[2]	(0.0013)[2]	(0.0063)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0003)	(0.0004)	(0.0009)	(0.0013)	(0.0063)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.04%	0.09%	0.14%	0.63%

Ratios to Average Net Assets
Total expenses	0.36%[6]	0.35%	0.34%	0.31%	0.28%	0.30%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.19%	0.19%	0.20%	0.23%

Net investment income	0.02%[6]	0.02%	0.04%	0.09%	0.13%	0.57%

Supplemental Data
Net assets, end of period (000)	$1,355,198	$1,159,440	$1,212,494	$1,479,126	$2,584,701	$4,233,114

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0039
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0000	0.0000	0.0039

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0039)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0039)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.00%	0.00%	0.39%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.60%	0.59%	0.56%	0.53%	0.55%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.23%	0.28%	0.33%	0.47%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.38%

Supplemental Data
Net assets, end of period (000)	$43,466	$58,832	$64,251	$134,835	$103,206	$188,188

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	77

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0022
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0000	0.0000	0.0022

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0022)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.00%	0.00%	0.22%

Ratios to Average Net Assets
Total expenses	0.86%[6]	0.86%	0.84%	0.81%	0.78%	0.81%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.11%	0.23%	0.30%	0.33%	0.66%

Net investment income	0.02%[6]	0.02%	0.00%	0.00%	0.00%	0.26%

Supplemental Data
Net assets, end of period (000)	$11,422	$18,390	$1,287	$1,384	$22,811	$75,347

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0004	0.0053
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0002	0.0004	0.0053

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0002)[2]	(0.0004)[2]	(0.0053)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0002)	(0.0004)	(0.0053)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.02%	0.03%	0.53%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.45%	0.44%	0.41%	0.38%	0.40%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.16%	0.22%	0.27%	0.30%	0.33%

Net investment income	0.02%[6]	0.01%	0.00%	0.02%	0.04%	0.49%

Supplemental Data
Net assets, end of period (000)	$330,291	$288,779	$306,763	$442,810	$481,305	$777,416

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0009
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0000	0.0000	0.0009

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0009)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.00%	0.00%	0.09%

Ratios to Average Net Assets
Total expenses	1.21%[6]	1.20%	1.19%	1.16%	1.13%	1.15%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.23%	0.28%	0.33%	0.77%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.07%

Supplemental Data
Net assets, end of period (000)	$19,237	$16,299	$15,107	$18,857	$19,190	$30,169

	Private Client
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0000	0.0000	0.0023

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0023)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0023)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.00%	0.00%	0.23%

Ratios to Average Net Assets
Total expenses	1.21%[6]	1.20%	1.19%	1.16%	1.13%	1.16%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.23%	0.29%	0.33%	0.66%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.30%

Supplemental Data
Net assets, end of period (000)	$1,831	$1,787	$1,998	$2,130	$4,072	$5,575

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	79

Financial Highlights (concluded)	MuniFund

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0023
Net realized gain	0.0002	0.0001	0.0000 [1]	—	—	—

Net increase from investment operations	0.0003	0.0002	0.0000	0.0000	0.0000	0.0023

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0023)[2]
Net realized gain	(0.0002)	(0.0001)[2]	(0.0000)[2,3]	—	—	—

Total dividends and distributions	(0.0003)	(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0023)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.03%[5]	0.03%	0.00%	0.00%	0.00%	0.23%

Ratios to Average Net Assets
Total expenses	0.96%[6]	0.95%	0.94%	0.91%	0.88%	0.90%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.22%	0.28%	0.33%	0.64%

Net investment income	0.02%[6]	0.01%	0.00%	0.00%	0.00%	0.25%

Supplemental Data
Net assets, end of period (000)	$857	$1,040	$687	$15,026	$7,160	$153,956

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights	California Money Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0002	0.0009	0.0016	0.0042
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0022	0.0016	0.0042

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0002)[3]	(0.0009)[3]	(0.0016)[3]	(0.0042)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0022)	(0.0016)	(0.0042)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.02%	0.22%	0.16%	0.43%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.45%	0.43%	0.42%	0.41%	0.44%

Total expenses after fees waived and paid indirectly	0.08%[6]	0.13%	0.18%	0.19%	0.20%	0.24%

Net investment income	0.01%[6]	0.01%	0.02%	0.09%	0.16%	0.44%

Supplemental Data
Net assets, end of period (000)	$126,726	$136,074	$162,188	$284,521	$280,309	$459,650

	Dollar
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0020
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0000	0.0020

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0001)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0020)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0020)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.13%	0.00%	0.20%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.69%	0.68%	0.67%	0.66%	0.69%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.19%	0.29%	0.36%	0.47%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.19%

Supplemental Data
Net assets, end of period (000)	$3,335	$4,800	$15,876	$7,631	$15,957	$18,147

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	81

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0003	0.0006	0.0033
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0016	0.0006	0.0033

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0001)[3]	(0.0003)[3]	(0.0006)[3]	(0.0033)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0016)	(0.0006)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.16%	0.06%	0.33%

Ratios to Average Net Assets
Total expenses	0.56%[6]	0.55%	0.53%	0.52%	0.51%	0.54%

Total expenses after fees waived and paid indirectly	0.08%[6]	0.13%	0.19%	0.26%	0.30%	0.34%

Net investment income	0.01%[6]	0.01%	0.01%	0.04%	0.06%	0.34%

Supplemental Data
Net assets, end of period (000)	$1,728	$2,313	$1,191	$1,322	$2,545	$2,676

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0004
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0000	0.0004

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0001)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0004)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0004)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.13%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	1.31%[6]	1.29%	1.28%	1.27%	1.26%	1.29%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.13%	0.19%	0.28%	0.36%	0.62%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.04%

Supplemental Data
Net assets, end of period (000)	$8,927	$6,385	$7,600	$16,535	$16,658	$40,601

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (concluded)	California Money Fund

	Private Client
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0008
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0000	0.0008

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0001)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0008)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.13%	0.00%	0.08%

Ratios to Average Net Assets
Total expenses	1.31%[6]	1.30%	1.28%	1.27%	1.26%	1.29%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.13%	0.19%	0.28%	0.36%	0.61%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of period (000)	$4,285	$4,949	$4,601	$5,009	$4,381	$5,403

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0008
Net realized gain	0.0001	—	—	0.0013	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0013	0.0000	0.0008

Dividends and distributions from:
Net investment income	(0.0000)[2]	(0.0001)[3]	(0.0001)[3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0008)[3]
Net realized gain	(0.0001)	—	—	(0.0013)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0013)	(0.0000)	(0.0008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.13%	0.00%	0.08%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.05%	1.03%	1.02%	1.01%	1.04%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.19%	0.28%	0.36%	0.63%

Net investment income	0.00%[6]	0.01%	0.01%	0.00%	0.00%	0.08%

Supplemental Data
Net assets, end of period (000)	$17	$17	$1,786	$1,786	$2,274	$6,093

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	83

Financial Highlights	New York Money Fund

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0002	0.0006	0.0012	0.0044
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0002	0.0038	0.0012	0.0044

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0002)[2]	(0.0006)[2]	(0.0012)[2]	(0.0044)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0002)	(0.0038)	(0.0012)	(0.0044)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.02%	0.03%	0.37%	0.12%	0.44%

Ratios to Average Net Assets
Total expenses	0.47%[6]	0.46%	0.45%	0.43%	0.41%	0.45%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.18%	0.19%	0.20%	0.24%

Net investment income	0.01%[6]	0.01%	0.02%	0.06%	0.11%	0.44%

Supplemental Data
Net assets, end of period (000)	$96,361	$94,547	$106,194	$125,869	$192,928	$361,353

	Cash Management
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0010
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000	0.0010

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0010)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0010)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.32%	0.00%	0.10%

Ratios to Average Net Assets
Total expenses	0.97%[6]	0.96%	0.95%	0.93%	0.91%	0.95%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.21%	0.25%	0.31%	0.65%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.15%

Supplemental Data
Net assets, end of period (000)	$16,509	$21,079	$5,324	$5,171	$6,750	$6,968

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0002	0.0034
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0002	0.0034

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0002)[2]	(0.0034)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0002)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.32%	0.03%	0.34%

Ratios to Average Net Assets
Total expenses	0.56%[6]	0.56%	0.55%	0.53%	0.51%	0.55%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.14%	0.19%	0.24%	0.29%	0.34%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.03%	0.36%

Supplemental Data
Net assets, end of period (000)	$3,987	$7,233	$3,315	$11,153	$12,067	$11,997

	Select
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0005
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000	0.0005

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0005)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.32%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.31%	1.30%	1.28%	1.26%	1.30%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.15%	0.20%	0.25%	0.31%	0.65%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.06%

Supplemental Data
Net assets, end of period (000)	$7,254	$9,473	$11,812	$10,281	$15,198	$4,512

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	85

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0011
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000	0.0011

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0011)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.32%	0.00%	0.11%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.31%	1.30%	1.28%	1.26%	1.30%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.16%	0.20%	0.26%	0.32%	0.60%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.14%

Supplemental Data
Net assets, end of period (000)	$560	$266	$506	$2,499	$8,648	$6,556

	Premier
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31,
		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001 [1]	0.0000 [1]	0.0000 [1]	0.0011
Net realized gain	0.0000 [1]	—	0.0000 [1]	0.0032	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0001	0.0001	0.0032	0.0000	0.0011

Dividends and distributions from:
Net investment income	(0.0001)	(0.0001)[2]	(0.0001)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0011)[2]
Net realized gain	(0.0000)[3]	—	(0.0000)[2,3]	(0.0032)[2]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0001)	(0.0001)	(0.0001)	(0.0032)	(0.0000)	(0.0011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.32%	0.00%	0.11%

Ratios to Average Net Assets
Total expenses	1.07%[6]	1.06%	1.05%	1.04%	1.01%	1.05%

Total expenses after fees waived and paid indirectly	0.09%[6]	0.16%	0.20%	0.24%	0.32%	0.58%

Net investment income	0.01%[6]	0.01%	0.01%	0.00%	0.00%	0.11%

Supplemental Data
Net assets, end of period (000)	$345	$232	$438	$264	$124	$2,418

[1]	Amount is less than $0.00005 per share.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to the Trust’s ten series: Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund (collectively, the “Funds” or individually, a “Fund”). Each of the Funds, except California Money Fund and New York Money Fund, is diversified. Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the period ended April 30, 2014, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended October 31, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

The Funds, along with other affiliated investment companies, may transfer uninvested cash into joint trading accounts which are then invested in repurchase agreements. As of April 30, 2014, there were no joint trading accounts invested in repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by certain Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits each Fund,

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	87

Notes to Financial Statements (continued)

under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund would recognize a liability with respect to such excess collateral. The liability reflects each Fund’s obligation under bankruptcy law to return the excess to the counterparty.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administration services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess
.095% of the next $1 Billion[1]	of $3 Billion[2]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

(1)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

(2)	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion.

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion.

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion.

The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015, unless approved by the Board of Trustees, including a majority of the independent Trustees.

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Notes to Financial Statements (continued)

	Service Fee[1]	Distribution Fee[1]
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

(1)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

In addition, BRIL has contractually agreed to waive service and distribution fees until March 1, 2015 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as management fees waived and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

For the period ended ended April 30, 2014, the following tables show the various types of class specific expenses borne directly by each class of each Fund and any associated waivers or reimbursements of those expenses:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$18,847	—	—	$1,118	—	—	—	$19,965
FedFund	$679,070	$7,621	$8,903	$7,424	$461,252	$30,431	$3,100	$1,197,801
TempCash	$554,449	—	—	—	—	—	—	$554,449
TempFund	$3,072,798	$564,793	$33,201	$1,459,357	$2,069,051	$70,485	$53,660	$7,323,345
T-Fund	$1,013,015	$2,823,206	—	$—	$922,558	—	$74,634	$4,833,413
Treasury Trust Fund	$251,605	$33,747	—	$63,342	—	—	—	$348,694
MuniCash	$40,790	—	—	—	—	—	—	$40,790
MuniFund	$53,495	$32,389	—	$154,396	$78,113	$7,590	$2,550	$328,533
California Money Fund	$5,085	—	—	$995	$27,991	$18,491	$51	$52,613
New York Money Fund	—	$47,858	—	$3,113	$43,301	$2,026	$1,036	$97,334

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$18,847	—	—	$1,118	—	—	—	$19,965
FedFund	$679,070	$7,621	$8,903	$7,424	$461,252	$30,431	$3,100	$1,197,801
TempCash	$476,109	—	—	—	—	—	—	$476,109
TempFund	$2,977,168	$555,935	$32,553	$1,343,852	$2,025,646	$69,018	$52,087	$7,056,259
T-Fund	$1,013,015	$2,823,206	—	$—	$922,558	—	$74,634	$4,833,413
Treasury Trust Fund	$251,605	$33,747	—	$63,342	—	—	—	$348,694
MuniCash	$40,558	—	—	—	—	—	—	$40,558
MuniFund	$53,495	$32,389	—	$154,396	$78,113	$7,590	$2,550	$328,533
California Money Fund	$5,085	—	—	$995	$27,991	$18,491	$51	$52,613
New York Money Fund	—	$47,858	—	$3,113	$43,301	$2,026	$1,036	$97,334

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempFund	$30,001,019	$—
MuniCash	$88,458,124	$93,490,596
MuniFund	$393,114,589	$504,950,753
California Money Fund	$97,753,179	$65,552,806
New York Money Fund	$53,700,765	$41,400,788

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	89

Notes to Financial Statements (continued)

5. Market and Credit Risk:

MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30,	Year Ended October 31,

Federal Trust Fund	2014	2013
Institutional
Shares sold	223,449,418	713,263,548
Shares issued in reinvestment of dividends and distributions	2,184	4,437
Shares redeemed	(231,428,827)	(666,029,581)

Net increase (decrease)	(7,977,225)	47,238,404

Dollar
Shares sold	10,929,906	77,006,648
Shares issued in reinvestment of dividends and distributions	906	2,961
Shares redeemed	(10,351,068)	(72,869,288)

Net increase	579,744	4,140,321

Administration
Shares sold	486,131	2,226,191
Shares issued in reinvestment of dividends and distributions	165	224
Shares redeemed	(488,128)	(1,567,033)

Net increase (decrease)	(1,832)	659,382

Total Net Increase (Decrease)	(7,399,313)	52,038,107

FedFund
Institutional
Shares sold	60,053,202,588	110,197,022,870
Shares issued in reinvestment of dividends and distributions	503,140	862,392
Shares redeemed	(59,015,643,894)	(109,631,102,492)

Net increase	1,038,061,834	566,782,770

Dollar
Shares sold	4,191,597,490	9,871,507,153
Shares issued in reinvestment of dividends and distributions	240	195
Shares redeemed	(4,404,707,078)	(9,603,394,140)

Net increase (decrease)	(213,109,348)	268,113,208

Cash Management
Shares sold	356,390	600,244
Shares redeemed	(56,214)	(4,000)

Net increase	300,176	596,244

Cash Reserve
Shares sold	6,451,991	17,487,937
Shares redeemed	(7,489,967)	(12,833,521)

Net increase (decrease)	(1,037,976)	4,654,416

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,

FedFund (concluded)	2014	2013
Administration
Shares sold	14,661,084	210,621,052
Shares issued in reinvestment of dividends and distributions	1	64
Shares redeemed	(9,986,809)	(217,014,477)

Net increase (decrease)	4,674,276	(6,393,361)

Select
Shares sold	48,422,818	110,128,097
Shares issued in reinvestment of dividends and distributions	6,366	10,576
Shares redeemed	(57,104,774)	(99,343,497)

Net increase (decrease)	(8,675,590)	10,795,176

Private Client
Shares sold	2,387,553	4,609,231
Shares issued in reinvestment of dividends and distributions	423	1,220
Shares redeemed	(3,260,865)	(13,829,557)

Net decrease	(872,889)	(9,219,106)

Premier
Shares sold	3,521,078	3,902,999
Shares issued in reinvestment of dividends and distributions	57	114
Shares redeemed	(3,075,214)	(4,466,421)

Net increase (decrease)	445,921	(563,308)

Total Net Increase	819,786,404	834,766,039

TempCash
Institutional
Shares sold	12,552,841,235	22,888,390,190
Shares issued in reinvestment of dividends and distributions	382,015	1,151,513
Shares redeemed	(13,247,423,334)	(23,864,668,734)

Net decrease	(694,200,084)	(975,127,031)

Dollar
Shares sold	58,645,792	810,333,878
Shares issued in reinvestment of dividends and distributions	65,633	66,795
Shares redeemed	(86,691,766)	(897,617,033)

Net decrease	(27,980,341)	(87,216,360)

	Six Months Ended April 30,	Year Ended October 31,

TempCash (concluded)	2014	2013
Administration
Shares sold	—	8
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	(8)

Net increase	—	—

Total Net Decrease	(722,180,425)	(1,062,343,391)

TempFund
Institutional
Shares sold	311,386,856,733	619,713,221,579
Shares issued in reinvestment of dividends and distributions	3,919,165	16,111,363
Shares redeemed	(313,471,432,882)	(620,244,394,210)

Net decrease	(2,080,656,984)	(515,061,268)

Dollar
Shares sold	17,814,053,010	32,195,014,137
Shares issued in reinvestment of dividends and distributions	6,583	9,074
Shares redeemed	(17,396,972,110)	(31,836,488,686)

Net increase	417,087,483	358,534,525

Cash Management
Shares sold	351,213,848	689,699,547
Shares issued in reinvestment of dividends and distributions	31,547	32,164
Shares redeemed	(333,659,208)	(758,671,981)

Net increase (decrease)	17,586,187	(68,940,270)

Cash Reserve
Shares sold	63,928,269	40,135,815
Shares issued in reinvestment of dividends and distributions	1,385	1,080
Shares redeemed	(61,582,963)	(38,236,236)

Net increase	2,346,691	1,900,659

Administration
Shares sold	6,509,782,423	13,561,200,519
Shares issued in reinvestment of dividends and distributions	35,149	118,056
Shares redeemed	(6,402,225,775)	(13,368,859,658)

Net increase	107,591,797	192,458,917

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	91

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,

TempFund (concluded)	2014	2013
Select
Shares sold	219,463,124	525,462,899
Shares issued in reinvestment of dividends and distributions	54,582	25,684
Shares redeemed	(265,227,778)	(547,550,927)

Net decrease	(45,710,072)	(22,062,344)

Private Client
Shares sold	15,028,539	31,073,176
Shares issued in reinvestment of dividends and distributions	1,820	893
Shares redeemed	(16,476,011)	(33,797,833)

Net decrease	(1,445,652)	(2,723,764)

Premier
Shares sold	10,352,681	30,571,799
Shares issued in reinvestment of dividends and distributions	1,955	922
Shares redeemed	(13,442,508)	(30,944,780)

Net decrease	(3,087,872)	(372,059)

Total Net Decrease	(1,586,288,422)	(56,265,604)

T-Fund
Institutional
Shares sold	56,429,136,255	100,705,062,309
Shares issued in reinvestment of dividends and distributions	790,796	880,604
Shares redeemed	(57,700,099,000)	(102,907,529,313)

Net decrease	(1,270,171,949)	(2,201,586,400)

Dollar
Shares sold	269,602,607	1,783,098,524
Shares issued in reinvestment of dividends and distributions	3,318	3,945
Shares redeemed	(328,645,722)	(1,407,222,958)

Net increase (decrease)	(59,039,797)	375,879,511

Cash Management
Shares sold	1,875,007,498	4,558,450,090
Shares issued in reinvestment of dividends and distributions	58,700	62,186
Shares redeemed	(1,657,222,002)	(5,010,995,889)

Net increase (decrease)	217,844,196	(452,483,613)

	Six Months Ended April 30,	Year Ended October 31,

T-Fund (concluded)	2014	2013
Administration
Shares sold	—	321,449
Shares issued in reinvestment of dividends and distributions	—	133
Shares redeemed	—	(16,752,114)

Net decrease	—	(16,430,532)

Select
Shares sold	224,132,275	256,503,193
Shares issued in reinvestment of dividends and distributions	21,145	11,610
Shares redeemed	(226,957,792)	(145,564,842)

Net increase (decrease)	(2,804,372)	110,949,961

Premier
Shares sold	10,999,840	79,995,162
Shares issued in reinvestment of dividends and distributions	3,395	1,880
Shares redeemed	(62,804,646)	(28,208,749)

Net increase (decrease)	(51,801,411)	51,788,293

Total Net Decrease	(1,165,973,333)	(2,131,882,780)

Treasury Trust Fund
Institutional
Shares sold	15,927,533,878	25,075,472,986
Shares issued in reinvestment of dividends and distributions	146,303	33,584
Shares redeemed	(14,157,897,216)	(22,956,294,291)

Net increase	1,769,782,965	2,119,212,279

Dollar
Shares sold	683,023,162	1,315,381,409
Shares issued in reinvestment of dividends and distributions	379	290
Shares redeemed	(744,777,956)	(1,321,743,981)

Net decrease	(61,754,415)	(6,362,282)

Cash Management
Shares sold	10,889,400	68,676,620
Shares redeemed	(8,166,212)	(70,856,656)

Net increase (decrease)	2,723,188	(2,180,036)

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Notes to Financial Statements (continued)

	Six Months Ended April 30,	Year Ended October 31,

Treasury Trust Fund (concluded)	2014	2013
Administration
Shares sold	830,150,348	553,556,616
Shares issued in reinvestment of dividends and distributions	501	30
Shares redeemed	(669,571,827)	(573,621,647)

Net increase (decrease)	160,579,022	(20,065,001)

Total Net Increase	1,871,330,760	2,090,604,960

MuniCash
Institutional
Shares sold	171,003,555	675,784,940
Shares issued in reinvestment of dividends and distributions	830	5,319
Shares redeemed	(213,938,500)	(720,107,898)

Net decrease	(42,934,115)	(44,317,639)

Dollar
Shares sold	27,886,148	135,231,115
Shares issued in reinvestment of dividends and distributions	1,362	1,571
Shares redeemed	(42,787,085)	(144,230,951)

Net decrease	(14,899,575)	(8,998,265)

Cash Reserve
Shares sold	—	11
Shares redeemed	—	(11)

Net increase (decrease)	—	—

Total Net Decrease	(57,833,690)	(53,315,904)

MuniFund
Institutional
Shares sold	2,581,114,190	7,375,361,885
Shares issued in reinvestment of dividends and distributions	76,329	82,048
Shares redeemed	(2,385,277,041)	(7,428,563,984)

Net increase (decrease)	195,913,478	(53,120,051)

Dollar
Shares sold	109,957,579	230,598,154
Shares issued in reinvestment of dividends and distributions	1	14
Shares redeemed	(125,312,640)	(236,035,610)

Net decrease	(15,355,060)	(5,437,442)

	Six Months Ended April 30,	Year Ended October 31,

MuniFund (concluded)	2014	2013
Cash Management
Shares sold	3,370,409	38,898,023
Shares issued in reinvestment of dividends and distributions	1,650	662
Shares redeemed	(10,335,908)	(21,800,161)

Net increase (decrease)	(6,963,849)	17,098,524

Administration
Shares sold	311,583,182	1,271,975,240
Shares issued in reinvestment of dividends and distributions	11,728	6,332
Shares redeemed	(270,043,908)	(1,289,971,610)

Net increase (decrease)	41,551,002	(17,990,038)

Select
Shares sold	17,393,724	44,467,155
Shares issued in reinvestment of dividends and distributions	4,603	4,444
Shares redeemed	(14,458,812)	(43,280,212)

Net increase	2,939,515	1,191,387

Private Client
Shares sold	83,935	124,897
Shares issued in reinvestment of dividends and distributions	477	416
Shares redeemed	(40,418)	(336,868)

Net increase (decrease)	43,994	(211,555)

Premier
Shares sold	233,469	370,799
Shares issued in reinvestment of dividends and distributions	203	163
Shares redeemed	(415,757)	(17,808)

Net increase (decrease)	(182,085)	353,154

Total Net Increase (Decrease)	217,946,995	(58,116,021)

California Money Fund
Institutional
Shares sold	260,308,107	586,232,484
Shares issued in reinvestment of dividends and distributions	891	733
Shares redeemed	(269,644,598)	(612,359,614)

Net decrease	(9,335,600)	(26,126,397)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	93

Notes to Financial Statements (concluded)

	Six Months Ended April 30,	Year Ended October 31,

California Money Fund (concluded)	2014	2013
Dollar
Shares sold	12,205,297	39,519,971
Shares issued in reinvestment of dividends and distributions	505	634
Shares redeemed	(13,670,127)	(50,596,473)

Net decrease	(1,464,325)	(11,075,868)

Administration
Shares sold	1,195,649	3,770,997
Shares redeemed	(1,780,599)	(2,648,825)

Net increase (decrease)	(584,950)	1,122,172

Select
Shares sold	7,863,839	39,808,617
Shares issued in reinvestment of dividends and distributions	934	2,069
Shares redeemed	(5,322,414)	(41,026,311)

Net increase (decrease)	2,542,359	(1,215,625)

Private Client
Shares sold	64,889	4,247,763
Shares issued in reinvestment of dividends and distributions	609	419
Shares redeemed	(728,626)	(3,900,662)

Net increase (decrease)	(663,128)	347,520

Premier
Shares sold	—	1
Shares issued in reinvestment of dividends and distributions	1	144
Shares redeemed	—	(1,768,675)

Net increase (decrease)	1	(1,768,530)

Total Net Decrease	(9,505,643)	(38,716,728)

	Six Months Ended April 30,	Year Ended October 31,

New York Money Fund	2014	2013
Institutional
Shares sold	123,278,790	282,678,587
Shares issued in reinvestment of dividends and distributions	425	1,293
Shares redeemed	(121,468,484)	(294,319,115)

Net increase (decrease)	1,810,731	(11,639,235)

Cash Management
Shares sold	33,720,181	86,462,934
Shares redeemed	(38,289,157)	(70,715,672)

Net increase (decrease)	(4,568,976)	15,747,262

Administration
Shares sold	7,181,604	16,935,482
Shares redeemed	(10,425,732)	(13,018,080)

Net increase (decrease)	(3,244,128)	3,917,402

Select
Shares sold	5,673,628	24,074,856
Shares issued in reinvestment of dividends and distributions	570	1,122
Shares redeemed	(7,893,349)	(26,415,854)

Net decrease	(2,219,151)	(2,339,876)

Private Client
Shares sold	312,044	1,057,395
Shares issued in reinvestment of dividends and distributions	26	25
Shares redeemed	(18,371)	(1,296,651)

Net increase (decrease)	293,699	(239,231)

Premier
Shares sold	324,964	698,565
Shares issued in reinvestment of dividends and distributions	19	19
Shares redeemed	(212,184)	(904,089)

Net increase (decrease)	112,799	(205,505)

Total Net Increase (Decrease)	(7,815,026)	5,240,817

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Sub-Administrator and Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Custodian

The Bank of New York Mellon

New York, NY 10286

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective May 14, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014	95

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust’s electronic delivery program.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s at website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

96	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by that Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and should not be considered a representation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 1, 2014

3